                                            Registration Statement No. 333-00165
                                                                       811-07487

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 4

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
            --------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                          Vice President and Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
                                             ------------------------

It is proposed that this filing will become effective (check appropriate box):

            immediately upon filing pursuant to paragraph (b) of Rule 485.
------
   X        on May 1, 1999 pursuant to paragraph (b) of Rule 485.
------
            60 days after filing pursuant to paragraph (a)(1) of Rule 485.
------
            on ___________ pursuant to paragraph (a)(1) of Rule 485.
------
If appropriate, check the following box:

            this post-effective amendment designates a new effective date for
-------     a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                                   GOLD TRACK



                                   PROSPECTUS



This prospectus describes Gold Track, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").



The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:



Capital Appreciation Fund                      TEMPLETON VARIABLE PRODUCTS SERIES FUND
Dreyfus Stock Index Fund                       Templeton Asset Allocation Fund (Class I)
High Yield Bond Trust                            Templeton Bond Fund (Class I)
Managed Assets Trust                             Templeton Stock Fund (Class I)
AMERICAN ODYSSEY FUNDS, INC.                   TRAVELERS SERIES FUND, INC.
  Core Equity Fund                             Alliance Growth Portfolio
  Emerging Opportunities Fund                    MFS Total Return Portfolio
  Global High-Yield Bond Fund                    Putnam Diversified Income Portfolio
  Intermediate-Term Bond Fund                    Smith Barney High Income Portfolio
  International Equity Fund                      Smith Barney International Equity Portfolio
  Long-Term Bond Fund                            Smith Barney Large Capitalization Growth Portfolio
DELAWARE GROUP PREMIUM FUND, INC.                Smith Barney Large Cap Value Portfolio
  REIT Series                                    Smith Barney Money Market Portfolio
DREYFUS VARIABLE INVESTMENT FUND               THE TRAVELERS SERIES TRUST
  Capital Appreciation Portfolio               Convertible Bond Portfolio
  Small Cap Portfolio                            Disciplined Mid Cap Stock Portfolio
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND      Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio                        MFS Mid Cap Growth Portfolio
  Growth Portfolio                               MFS Research Portfolio
  High Income Portfolio                          Social Awareness Stock Portfolio
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II   Strategic Stock Portfolio
  Asset Manager Portfolio                        Travelers Quality Bond Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.     U.S. Government Securities Portfolio
  Salomon Brothers Variable Investors Fund       Utilities Portfolio



THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR SEPARATE ACCOUNT QP'S UNDERLYING FUNDS. PLEASE READ AND RETAIN THEM FOR FUTURE REFERENCE.



This prospectus sets forth the information that you should know before investing. You can receive additional information by requesting a Statement of Additional Information ("SAI")dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and incorporated by reference to this prospectus. To request a free copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED: MAY 1, 1999

                               TABLE OF CONTENTS


Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
Condensed Financial Information............     11
The Variable Annuity Contract..............     11
  Contract Owner Inquiries.................     11
  Allocated Contracts......................     11
  Unallocated Contracts....................     11
  Purchase Payments........................     12
  Accumulation Units.......................     12
  The Funding Options......................     12
Transfers..................................     15
  Dollar Cost Averaging....................     15
  Asset Allocation Advice..................     16
Access to Your Contract Values.............     17
Systematic Withdrawals.....................     17
Charges and Deductions.....................     17
  General..................................     17
  Withdrawal Charge........................     18
    Free Withdrawal Allowance..............     19
  Mortality and Expense Risk Charge........     19
  Funding Option Charges...................     19
  Premium Tax..............................     19
  Administrative Charge....................     19
    Semiannual Policy Fee..................     20
    Administrative Expense.................     20
  TPA Administrative Charges...............     20
Ownership Provisions.......................     20
  Types of Ownership.......................     20
  Beneficiary..............................     21
  Annuitant................................     21
Death Benefit..............................     21
  Payment of Proceeds......................     21
  Death Benefit Proceeds Prior to Maturity
    Date...................................     22
  Death Proceeds After the Maturity Date...     22
The Annuity Period.........................     23
  Maturity Date............................     23
  Allocation of Annuity....................     23
  Variable Annuity.........................     23
Fixed Annuity..............................     24
  Election of Options......................     24
  Minimum Amounts..........................     24
  Misstatement.............................     25
  Retired Life Certificate.................     25
  Allocation of Cash Surrender Value During
    the Annuity Period.....................     25
  Annuity Options..........................     25
Miscellaneous Contract Provisions..........     26
  Right to Return..........................     26
  Contract and Participant's Individual
    Account Termination....................     26
  Contract Exchanges.......................     27
  Postponement of Payment (Emergency
    Procedure).............................     27
  Account Value............................     27
The Separate Account.......................     27
  Performance Information..................     28
  Standardized Method......................     28
  Nonstandardized Method...................     28
  General..................................     28
Federal Tax Considerations.................     29
  General Taxation of Annuities............     29
  Types of Contracts: Qualified or
    Nonqualified...........................     29
  Investor Control.........................     29
  Mandatory Distributions for Qualified
    Plans..................................     30
  Nonqualified Annuity Contracts...........     30
  Qualified Annuity Contracts..............     30
  Penalty Tax for Premature
    Distributions..........................     31
  Diversification Requirements.............     31
Other Information..........................     31
  The Insurance Company....................     31
  Year 2000 Compliance.....................     31
  Distribution of Variable Annuity
    Contracts..............................     32
  Conformity with State and Federal Laws...     32
  Voting Rights............................     32
  Contract Modification....................     32
  Legal Proceedings........................     33
APPENDIX A: CONDENSED FINANCIAL
  INFORMATION..............................    A-1
APPENDIX B: CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION...................    B-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit..........................   12
Annuitant..................................   21
Annuity Payments...........................   11
Annuity Unit...............................   12
Cash Value.................................   11
Contract Date..............................   11
Contract Owner (You, Your).................   11
Contract Value.............................   11
Contract Year..............................   11
Funding Option(s)..........................   12
Individual Account.........................   11
Maturity Date..............................   11
Participant................................   11
Purchase Payment...........................   11
Written Request............................   11

                                    SUMMARY:

                              TRAVELERS GOLD TRACK


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may gain or lose money in the funding options.



The Contract, like all deferred variable annuity contracts has two phases: the accumulation phase and the payout phase. During the accumulation phase, under a qualified contract, generally your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.



During the payout phase, you may choose to receive income payments from the Fixed Account or the variable funding options. If you want to receive scheduled payments from your annuity, you can choose from a number of annuity options.



Once you elect an annuity option or an income option and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.



WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code.



The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.



WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant. For convenience, we refer to both contracts and certificates as "contracts."



Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the Cash Value returned to you may be greater or less than your purchase payment. The Cash Value will be determined as of the close of business on the day we receive a written request for a refund.



WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account and any or all of the variable funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.


The value of the Contract will vary depending upon the investment performance of the funding options you choose. Refer to the SAI for performance information for each funding option. Past performance is not a guarantee of future results.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At the minimum, we would always allow at least one transfer every six months.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated contract we may deduct a semiannual administrative charge of $15. A maximum sub-account administrative charge of .10% annually will be charged in addition to or instead of the semiannual administrative charge, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management, any applicable asset allocation fee and other expenses. Please refer to the Fee Table for more information about the charges.



If you withdraw amounts from the Contract, a withdrawal charge may apply. The amount of the charge depends on a number of factors, including length of time since the purchase payment was made (for deferred sales charges) or the length of time the contract has been in force (for surrender charges). If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.



HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving payments. Under a nonqualified Contract, payments are made with after-tax dollars, and any earnings accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.



If you own a qualified Contract and reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum distribution amount required by federal law. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. After the first contract year, you may withdraw up to 10% of the cash value (as of the end of the previous contract year) without a sales charge. Of course, you may have to pay income taxes, a federal tax penalty or premium taxes on any money you take out.


You may choose to receive monthly, quarterly, semiannual or annual ("systematic") withdrawals of at least $50 if your Contract's cash value is $5,000 or more. All applicable sales charges and premium taxes will be deducted.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Funding Options each month, theoretically giving you a lower average cost per unit over time as compared to a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee a profit nor prevent loss in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all Purchase Payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate Disclosure Statement.


        - SYSTEMATIC WITHDRAWAL. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.

                                   FEE TABLE

--------------------------------------------------------------------------------

 MAXIMUM CONTRACT OWNER TRANSACTION CHARGE

-------------------------------------------------------------------------------------
                                                      YEARS SINCE
                                                   PURCHASE PAYMENT
CONTINGENT DEFERRED SALES CHARGE                         MADE              PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of purchase payments                      0-5                  5%
                                                            6+                 0%
OR

-------------------------------------------------------------------------------------
                SURRENDER CHARGE                       CONTRACT YEAR       PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of amount surrendered                       1-2                5%
                                                            3-4                4%
                                                            5-6                3%
                                                            7-8                2%
                                                              9+               0%

 MAXIMUM CONTRACT ADMINISTRATIVE CHARGE

Semiannual Contract Administrative Charge (allocated
  contracts only)                                             $ 15
AND/OR
Funding Option Administrative Charge                           .10%
(As a percentage of amounts allocated to the variable
funding options under allocated contracts)

 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Fees                              1.20%

(As a percentage of average daily net assets of the Separate Account)

FUNDING OPTION EXPENSES

(As a percentage of average daily net assets of the funding option as of December 31, 1998, unless otherwise noted.)

--------------------------------------------------------------------------------


                                                                                          TOTAL ANNUAL
                                                                                           OPERATING
                                                       MANAGEMENT FEE   OTHER EXPENSES      EXPENSES
                                                       (AFTER EXPENSE   (AFTER EXPENSE   (AFTER EXPENSE
                  UNDERLYING FUNDS:                    REIMBURSEMENT)   REIMBURSEMENT)   REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund.............................       0.25%            0.01%            0.26%
Capital Appreciation Fund............................       0.75%            0.10%            0.85%
High Yield Bond Trust................................       0.50%            0.32%            0.82%
Managed Assets Trust.................................       0.50%            0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund.................................       0.56%            0.09%            0.65%
    Emerging Opportunities Fund......................       0.73%            0.14%            0.87%(1)
    Global High-Yield Bond Fund......................       0.63%            0.15%            0.78%(2)
    Intermediate-Term Bond Fund......................       0.49%            0.11%            0.60%
    International Equity Fund........................       0.60%            0.13%            0.73%
    Long-Term Bond Fund..............................       0.50%            0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund.................................       0.56%            1.34%            1.90%
    Emerging Opportunities Fund......................       0.73%            1.39%            2.12%(1)
    Global High-Yield Bond Fund......................       0.63%            1.40%            2.03%(2)
    Intermediate-Term Bond Fund......................       0.49%            1.36%            1.85%
    International Equity Fund........................       0.60%            1.38%            1.98%
    Long-Term Bond Fund..............................       0.50%            1.35%            1.85%
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series......................................       0.58%            0.27%            0.85%(3)
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio...................       0.75%            0.06%            0.81%
    Small Cap Portfolio..............................       0.75%            0.02%            0.77%
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
    Equity Income Portfolio..........................       0.49%            0.08%            0.57%(4)
    Growth Portfolio.................................       0.59%            0.07%            0.66%(4)
    High Income Portfolio............................       0.58%            0.12%            0.70%
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio..........................       0.54%            0.09%            0.63%(4)
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund.........       0.70%            0.30%            1.00%(5)
TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Templeton Asset Allocation Fund..................       0.60%            0.18%            0.78%
    Templeton Bond Fund..............................       0.50%            0.23%            0.73%
    Templeton Stock Fund.............................       0.70%            0.19%            0.89%
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio........................       0.80%            0.02%            0.82%(6)
    MFS Total Return Portfolio.......................       0.80%            0.04%            0.84%(6)
    Putnam Diversified Income Portfolio..............       0.75%            0.12%            0.87%(6)
    Smith Barney High Income Portfolio...............       0.60%            0.07%            0.67%(6)
    Smith Barney International Equity Portfolio......       0.90%            0.10%            1.00%(6)
    Smith Barney Large Capitalization Growth
      Portfolio......................................       0.75%            0.25%            1.00%(7)
    Smith Barney Large Cap Value Portfolio...........       0.65%            0.03%            0.68%(6)
    Smith Barney Money Market Portfolio..............       0.50%            0.14%            0.64%(6)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.......................       0.60%.           0.20%            0.80%(8)
    Disciplined Mid Cap Stock Portfolio..............       0.70%            0.25%            0.95%(9)
    Disciplined Small Cap Stock Portfolio............       0.80%            0.20%            1.00%(8)
    MFS Mid Cap Growth Portfolio.....................       0.80%            0.20%            1.00%(8)
    MFS Research Portfolio...........................       0.80%            0.20%            1.00%(8)
    Social Awareness Stock Portfolio.................       0.65%            0.19%            0.84%
    Strategic Stock Portfolio........................       0.60%            0.30%            0.90%(8)
    Travelers Quality Bond Portfolio.................       0.32%            0.31%            0.63%
    U.S. Government Securities Portfolio.............       0.32%            0.13%            0.45%
    Utilities Portfolio..............................       0.65%            0.15%            0.80%


* Includes CHART asset allocation fee of 1.25%.

NOTES:


The purpose of this Fee Table is to assist Contract Owners in understanding the various maximum costs and expenses that Contract Owners or Participants will bear, directly or indirectly, under the Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the contract.

 (1) Management Fees for the AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure.


 (2) Fees and expenses for the AMERICAN ODYSSEY GLOBAL HIGH YIELD BOND FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.



 (3) The adviser for the DELAWARE REIT SERIES has The adviser for the Delaware REIT Series has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through October 31, 1999. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 1.02%.



 (4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Without these reductions, the Total Annual Operating Expenses in this table would have been 0.64% for VIP II ASSET MANAGER PORTFOLIO, 0.58% for VIP EQUITY INCOME PORTFOLIO, and 0.68% for VIP GROWTH PORTFOLIO.



 (5) SBAM has waived all of its Management Fees for the following Salomon Brothers Fund for the period ended December 31, 1998. If such fees were not waived or expenses reimbursed, the actual annualized Total Annual Operating Expenses for the INVESTORS FUND would have been 2.07%.



 (6) Expenses are as of October 31, 1998 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1998.



 (7) The Manager waived all or part of its fees for the period ended October 31, 1998. If such fees were not waived, the annualized Total Annual Operating Expenses for the SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO would have been 1.77%.



 (8) Travelers Insurance has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, the MFS MID CAP GROWTH PORTFOLIO, and the MFS RESEARCH PORTFOLIO for expenses for the period ended December 31, 1998. If such expenses were not reimbursed, the actual annualized Total Annual Operating Expenses would have been 1.86%, 1.51%, 2.98%, 1.62%, and 1.37%, respectively.


 (9) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the annualized Total Annual Operating Expenses for the Portfolios would have been 1.22% for the TRAVELERS DISCIPLINED MID CAP STOCK PORTFOLIO.

 EXAMPLE WITH DEFERRED SALES CHARGES (PERCENTAGE OF PURCHASE PAYMENT)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


--------------------------------------------------------------------------------------------------------------------------------
                                                                                             IF CONTRACT IS NOT SURRENDERED OR
                                                     IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                           END OF PERIOD SHOWN:                           SHOWN:
                                                   -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund.........................   $69      $109      $152       $221      $19      $ 59      $102       $221
Capital Appreciation Fund........................    75       127       182        281       25        77       132        281
High Yield Bond Trust............................    75       126       180        278       25        76       130        278
Managed Assets Trust.............................    73       120       169        256       23        70       119        256
AMERICAN ODYSSEY FUNDS, INC.(1):
   Core Equity Fund..............................    73       121       172        261       23        71       122        261
   Emerging Opportunities Fund...................    75       128       183        283       25        78       133        283
   Global High-Yield Bond Fund...................    74       125       178        274       24        75       128        274
   Intermediate-Term Bond Fund...................    73       120       169        256       23        70       119        256
   International Equity Fund.....................    74       124       176        269       24        74       126        269
   Long-Term Bond Fund...........................    73       120       169        256       23        70       119        256
AMERICAN ODYSSEY FUNDS, INC.(2):
   Core Equity Fund..............................    86       158       233        380       36       108       183        380
   Emerging Opportunities Fund...................    88       165       243        399       38       115       193        399
   Global High-Yield Bond Fund...................    87       162       239        391       37       112       189        391
   Intermediate-Term Bond Fund...................    85       157       231        375       35       107       181        375
   International Equity Fund.....................    86       161       237        387       36       111       187        387
   Long-Term Bond Fund...........................    85       157       231        375       35       107       181        375
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series...................................    75       127       182        281       25        77       132        281
DREYFUS VARIABLE INVESTMENT FUND
   Capital Appreciation Portfolio................    75       126       180        277       25        76       130        277
   Small Cap Portfolio...........................    74       125       178        273       24        75       128        273
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio.......................    72       119       168        253       22        69       118        253
   Growth Portfolio..............................    73       121       172        262       23        71       122        262
   High Income Portfolio.........................    74       123       174        266       24        73       124        266
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio.......................    73       121       171        259       23        71       121        259
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
   Salomon Brothers Variable Investors Fund......    77       132       189        296       27        82       139        296
TEMPLETON VARIABLE PRODUCTS SERIES FUND
   Templeton Asset Allocation Fund...............    74       125       178        274       24        75       128        274
   Templeton Bond Fund...........................    74       124       176        269       24        74       126        269
   Templeton Stock Fund..........................    75       128       184        285       25        78       134        285
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio.....................    75       126       180        278       25        76       130        278
   MFS Total Return Portfolio....................    75       127       181        280       25        77       131        280
   Putnam Diversified Income Portfolio...........    75       128       183        283       25        78       133        283
   Smith Barney High Income Portfolio............    73       122       173        263       23        72       123        263
   Smith Barney International Equity Portfolio...    77       132       189        296       27        82       139        296
   Smith Barney Large Capitalization Growth
     Portfolio...................................    77       132       189        296       27        82       139        296
   Smith Barney Large Cap Value Portfolio........    73       122       173        264       23        72       123        264
   Smith Barney Money Market Portfolio...........    73       121       171        260       23        71       121        260
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio....................    75       126       179        276       25        76       129        276
   Disciplined Mid Cap Stock Portfolio...........    76       130       187        291       26        80       137        291
   Disciplined Small Cap Stock Portfolio.........    77       132       189        296       27        82       139        296
   MFS Mid Cap Growth Portfolio..................    77       132       189        296       27        82       139        296
   MFS Research Portfolio........................    77       132       189        296       27        82       139        296
   Social Awareness Stock Portfolio..............    75       127       181        280       25        77       131        280
   Strategic Stock Portfolio.....................    76       129       184        286       26        79       134        286
   Travelers Quality Bond Portfolio..............    73       121       171        259       23        71       121        259
   U.S. Government Securities Portfolio..........    71       115       162        241       21        65       112        241
   Utilities Portfolio...........................    75       126       179        276       25        76       129        276



 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF .328% OF ASSETS.


(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

 EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


-----------------------------------------------------------------------------------------------------------------------
                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                          -------------------------------------   -------------------------------------
      UNDERLYING FUNDING OPTIONS:         1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund................   $71      $103      $137       $221      $19      $ 59      $102       $221
Capital Appreciation Fund...............    76       120       166        281       25        77       132        281
High Yield Bond Trust...................    76       119       164        278       25        76       130        278
Managed Assets Trust....................    74       113       154        256       23        70       119        256
AMERICAN ODYSSEY FUNDS, INC.(1):
   Core Equity Fund.....................    74       115       156        261       23        71       122        261
   Emerging Opportunities Fund..........    77       121       167        283       25        78       133        283
   Global High-Yield Bond Fund..........    76       118       163        274       24        75       128        274
   Intermediate-Term Bond Fund..........    74       113       154        256       23        70       119        256
   International Equity Fund............    75       117       160        269       24        74       126        269
   Long-Term Bond Fund..................    74       113       154        256       23        70       119        256
AMERICAN ODYSSEY FUNDS, INC.(2):
   Core Equity Fund.....................    86       150       215        380       36       108       183        380
   Emerging Opportunities Fund..........    88       156       225        399       38       115       193        399
   Global High-Yield Bond Fund..........    87       154       221        391       37       112       189        391
   Intermediate-Term Bond Fund..........    86       149       213        375       35       107       181        375
   International Equity Fund............    87       152       219        387       36       111       187        387
   Long-Term Bond Fund..................    86       149       213        375       35       107       181        375
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series..........................    76       120       166        281       25        77       132        281
DREYFUS VARIABLE INVESTMENT FUND
   Capital Appreciation Portfolio.......    76       119       164        277       25        76       130        277
   Small Cap Portfolio..................    76       118       162        273       24        75       128        273
FIDELITY'S VARIABLE INSURANCE PRODUCTS
 FUND
   Equity-Income Portfolio..............    74       112       152        253       22        69       118        253
   Growth Portfolio.....................    75       115       157        262       23        71       122        262
   High Income Portfolio................    75       116       159        266       24        73       124        266
FIDELITY'S VARIABLE INSURANCE PRODUCTS
 FUND II
   Asset Manager Portfolio..............    74       114       155        259       23        71       121        259
SALOMON BROTHERS VARIABLE SERIES FUNDS,
 INC.
   Salomon Brothers Variable Investors
     Fund...............................    78       125       173        296       27        82       139        296
TEMPLETON VARIABLE PRODUCTS SERIES FUND
   Templeton Asset Allocation Fund......    76       118       163        274       24        75       128        274
   Templeton Bond Fund..................    75       117       160        269       24        74       126        269
   Templeton Stock Fund.................    77       121       168        285       25        78       134        285
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio............    76       119       164        278       25        76       130        278
   MFS Total Return Portfolio...........    76       120       165        280       25        77       131        280
   Putnam Diversified Income
     Portfolio..........................    77       121       167        283       25        78       133        283
   Smith Barney High Income Portfolio...    75       115       157        263       23        72       123        263
   Smith Barney International Equity
     Portfolio..........................    78       125       173        296       27        82       139        296
   Smith Barney Large Capitalization
     Growth Portfolio...................    78       125       173        296       27        82       139        296
   Smith Barney Large Cap Value
     Portfolio..........................    75       115       158        264       23        72       123        264
   Smith Barney Money Market Portfolio..    74       114       156        260       23        71       121        260
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio...........    76       119       164        276       25        76       129        276
   Disciplined Mid Cap Stock
     Portfolio..........................    77       123       171        291       26        80       137        291
   Disciplined Small Cap Stock
     Portfolio..........................    78       125       173        296       27        82       139        296
   MFS Mid Cap Growth Portfolio.........    78       125       173        296       27        82       139        296
   MFS Research Portfolio...............    78       125       173        296       27        82       139        296
   Social Awareness Stock Portfolio.....    76       120       165        280       25        77       131        280
   Strategic Stock Portfolio............    77       122       168        286       26        79       134        286
   Travelers Quality Bond Portfolio.....    74       114       155        259       23        71       121        259
   U.S. Government Securities
     Portfolio..........................    73       109       146        241       21        65       112        241
   Utilities Portfolio..................    76       119       164        276       25        76       129        276



 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF .328% OF ASSETS.


(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A on page A-1.


                         THE VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Gold Track is designed to help you accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options that you select. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.


Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (Fixed Acccount Option) and variable (Separate Account) accumulations and annuity payouts. The Fixed Account Option is described in a separate prospectus.


CONTRACT OWNER INQUIRIES



If you have any questions about the Contract, call the Company's Home Office at 1-800-842-9368.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS


We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).



The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS



The initial purchase payment must be paid before the Contract becomes effective. The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments received in good order will be credited within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


ACCUMULATION UNITS


An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to the Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. The period between the contract effective date and the maturity date is the accumulation period. During the annuity period (i.e., after the maturity date), you are credited with annuity units.



THE FUNDING OPTIONS



You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying mutual funds. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. You may obtain additional copies of the prospectuses by contacting your registered representative or by calling 1-800-842-9368.



The current funding options are listed below along with their investment objectives, advisers and any subadviser:


-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Corporation
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price in both rising and declining markets.               Corp.

High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS,
INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadviser: Equinox
                                                                                       Capital Management, L.L.C.

  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadviser: Cowen Asset
                                                                                       Management and Chartwell
                                                                                       Investment Partners

  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund*(1)                   appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: Credit Suisse
                             abroad.                                                   Asset Management

  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund*                      primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.

  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited

  Long-Term Bond Fund*       Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.

DELAWARE GROUP PREMIUM
FUND, INC.
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry.                                          Subadviser: Lincoln
                                                                                       Investment Management,
                                                                                       Inc.

DREYFUS VARIABLE INVESTMENT
FUND
  Capital Appreciation       Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
  Portfolio                  consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.

  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation

FIDELITY'S VARIABLE
INSURANCE PRODUCTS FUND
  VIP Equity-Income          Seeks reasonable income by investing primarily in         Fidelity Management &
  Portfolio                  income- producing equity securities; in choosing these    Research Company ("FMR")
                             securities, the portfolio manager will also consider the
                             potential for capital appreciation.
  VIP Growth Portfolio       Seeks capital appreciation by purchasing common stocks    FMR
                             of well-known, established companies, and small emerging
                             growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.
  VIP High Income            Seeks to obtain a high level of current income by         FMR
  Portfolio*                 investing primarily in high yielding, lower-rated,
                             fixed-income securities, while also considering growth
                             of capital.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
FIDELITY'S VARIABLE
INSURANCE PRODUCTS FUND II
  VIP II Asset Manager       Seeks high total return with reduced risk over the        FMR
  Portfolio**                long-term by allocating its assets among stocks, bonds
                             and short-term fixed-income instruments.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Salomon Brothers Variable  Seeks long-term growth of capital. Current income is a    Salomon Brothers Asset
  Investors Fund             secondary objective.                                      Management
TEMPLETON VARIABLE PRODUCTS
  SERIES FUND
  Templeton Asset            Seeks a high level of total return with reduced risk      Templeton Investment
  Allocation Fund**          over the long term through a flexible policy of           Counsel, Inc.
  (Class I)                  investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.
  Templeton Bond Fund*       Seeks high current income by investing primarily in debt  Templeton Global Bond
  (Class I)                  securities of companies, governments and government       Managers
                             agencies of various nations throughout the world.
  Templeton Stock Fund       Seeks capital growth by investing primarily in common     Templeton Investment
  (Class I)                  stocks issued by companies, large and small, in various   Counsel, Inc.
                             nations throughout the world.
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital by investing            Travelers Investment
                             predominantly in equity securities of companies with a    Adviser ("TIA")
                             favorable outlook for earnings and whose rate of growth   Subadviser: Alliance
                             is expected to exceed that of the U.S. economy over       Capital Management L.P.
                             time. Current income is only an incidental
                             consideration.
  MFS Total Return           Seeks to obtain above-average income (compared to a       TIA
  Portfolio**                portfolio entirely invested in equity securities)         Subadviser: Massachusetts
                             consistent with the prudent employment of capital.        Finance Services Company
                             Generally, at least 40% of the Portfolio's assets will    ("MFS")
                             be invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SSBC Fund Management Inc.
  Portfolio*                 secondary objective. The Portfolio will invest at least   ("SSBC")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SSBC
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SSBC
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalization.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SSBC
  Value Portfolio            capital by investing primarily, but not exclusively, in
                             common stocks.
  Smith Barney Money Market  Seeks maximum current income and preservation of capital  SSBC
  Portfolio*                 by investing in high quality, short-term money market
                             instruments. An investment in this fund is neither
                             insured nor guaranteed by the U.S. Government, and there
                             is no assurance that a stable $1 value per share will be
                             maintained.
THE TRAVELERS SERIES TRUST
  Convertible Bond           Seeks current income and capital appreciation by          TAMIC
  Portfolio*                 investing in convertible securities and in combinations
                             of nonconvertible fixed-income securities and warrants
                             or call options that together resemble convertible
                             securities ("synthetic convertible securities").
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Fund                       broadly diversified portfolio of common stocks.           Subadviser: TIMCO

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST,
CONTINUED
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Fund                       primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  MFS Mid Cap Growth         Seeks to obtain long term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SSBC
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock Portfolio  Seeks to provide an above-average total return through a  TAMIC
                             combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yield stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a sub-set of the S&P Industrial Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with highest credit
                             quality, current income and total return. The assets of
                             the U.S. Government Securities Portfolio will be
                             invested in direct obligations of the United States, its
                             agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SSBC
                             and debt securities of companies in the utility
                             industries.


(1) Formerly American Odyssey Short-Term Bond Fund. The name investment objective and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

* The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.


                                   TRANSFERS

--------------------------------------------------------------------------------


You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment.



DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you (the owner or participant), if permitted, to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract so that more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. Certain minimums apply to amounts transferred and/or to enroll in the program.



You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.



In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.



A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.



ASSET ALLOCATION ADVICE



Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHART program, which is fully described in a separate disclosure statement. Under the CHART Program, purchase payments and cash values are allocated among the specified asset allocation funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. The fee is in addition to the Contract charges described in "Charges Under the Contract." The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which this Contract is sold.

                         ACCESS TO YOUR CONTRACT VALUES

--------------------------------------------------------------------------------


Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.



We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender. For information about withdrawals from your payout option after the Maturity Date (with no life contingency), refer to the Statement of Additional Information.



Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")



SYSTEMATIC WITHDRAWALS



Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a minimum contract value of $5,000. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).



Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


GENERAL



We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts;



     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,



     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and



     - the distribution of various reports to contract owners.



Costs and expenses we incur include:



     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,



     - sales and marketing expenses, and



     - other costs of doing business.



Risks we assume include:



     - annuitants may live longer than estimated when the annuity factors under the Contracts were established,



     - the amount of the death benefit will be greater than the contract value and



     - the costs of providing the services and benefits under the Contracts will exceed the charges deducted.



Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.



WITHDRAWAL CHARGE



Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum contingent deferred sales charge is 5% of each purchase payment for a period of five years from the date the purchase payment was made. The maximum surrender charge is:



  CONTRACT YEAR    PERCENTAGE OF AMOUNT SURRENDERED
-----------------  --------------------------------
       1-2                        5%
       3-4                        4%
       5-6                        3%
       7-8                        2%
9 and thereafter                  0%


For deferred sales charge options, purchase payments will be withdrawn in the order they were received by us and then any earnings.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.


We will not assess a sales charge if a withdrawal is made under one of the following circumstances:



     - retirement of participant



     - separation from service by participant



     - loans (if available)



     - hardship (as defined by the Code) suffered by the participant



     - death of participant



     - disability (as defined by the Code) of participant



     - return of excess plan contributions



     - minimum required distributions, generally when participant reaches age 70 1/2



     - transfers to an Employee Stock Fund



     - certain Plan expenses, as mutually agreed upon



     - annuitization under this Contract or another Contract issued by us.



For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.


For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.


FREE WITHDRAWAL ALLOWANCE



For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.


MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each business day from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to a maximum of 1.20% of the amounts allocated to each funding option.


FUNDING OPTION CHARGES


There are certain deductions from and expenses paid out of the assets of each funding option. These are described in the applicable prospectus for each funding option.


PREMIUM TAX



Certain states and local governments impose a premium tax, ranging up to 5.0%. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, we will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.



ADMINISTRATIVE CHARGE


The following administrative charges may apply as described in your Contract.

SEMIANNUAL POLICY FEE. A semiannual policy fee of up to $15 may be deducted from the value of each participant's individual account. Any such deduction will be made pro rata from each of the funding options, at the end of each 6-month period. This fee is assessed only during the accumulation period. This charge may apply only to allocated contracts.


ADMINISTRATIVE EXPENSE. This charge is deducted on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.



As discussed below, the level of the semiannual policy fee and the administrative expense charge is subject to negotiation. In determining the level of the semiannual fee and the administrative expense charge, we consider certain factors including, but not limited to, the following:



     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will remit purchase payment allocations electronically, and any other factors pertaining to the characteristics of the group or the Plan which may enable the Company to reduce the expense of administration.



     (b) Determination of the Company's anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.



     (c) TPA and/or agent involvement.



TPA ADMINISTRATIVE CHARGES



The Company may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.



                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------


TYPES OF OWNERSHIP



Contract Owner ("you"). If a group "allocated" contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the contract owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "contracts."



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. If the first joint owner to die is also the annuitant, the death benefit will be paid to the beneficiary if there is no contingent annuitant. If the first joint owner to die is not the annuitant, the entire interest under the contract will pass to the surviving joint owner.

BENEFICIARY



You name the beneficiary in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless the Company receives other instructions, by written request before the death of the annuitant or contract owner.



With nonqualified contracts, as discussed under "Death Benefit," the beneficiary named in the contract may differ from the designated beneficiary. (For example, the designated beneficiary may be the joint owner.) In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



For nonqualified Contracts only, where the owner and annuitant are not the same person, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies before the maturity date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant, and the contract continues. However, if the annuitant who is also the contract owner dies, the death benefit is paid to the beneficiary. The contingent annuitant does not become the annuitant and is not entitled to receive any contract benefits. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.



                                 DEATH BENEFIT

--------------------------------------------------------------------------------


           (This benefit is available under Allocated Contracts only)



PAYMENT OF PROCEEDS



The death benefit will be paid to the contract owner, or the beneficiary, as provided in the plan, upon the first death of any owner or the annuitant.



The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.



DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to the beneficiary(ies), or if none, to the contract owner's estate.



The death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and which is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.



Under a nonqualified contract, if the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.



DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER (NONQUALIFIED CONTRACTS ONLY). If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described below will be paid upon the death of the last surviving contingent annuitant.



DEATH OF CONTRACT OWNER WHO IS NOT THE ANNUITANT (NONQUALIFIED CONTRACTS ONLY). The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate. If the surviving joint owner (or if none, the beneficiary) is the Contract Owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution.



ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or other entity), the death benefit will be paid only upon the death of the annuitant.



We must be notified of a participant's death no later than six months after the participant's date of death in order for the beneficiary to receive the death proceeds as described. If notification is received more than six months after the participant's death, unless prohibited by state law the beneficiary shall receive the cash value of the participant's individual account less any outstanding loan amounts as of the date we receive due proof of death.



An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by written notice to us at our Home Office. The beneficiary may choose to have annuity payments made on a variable basis, fixed basis, or a combination of the two.



No election to provide annuity payments will become operative unless the amount placed under the annuity option is at least $2,000. The manner in which the annuity payments are determined and in which they may vary from month to month are the same as applicable to a participant's individual account after retirement.



We will pay this benefit upon receiving due proof of death along with a written request noting the cash value and the total purchase payments attributable to the participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total purchase payments attributable to the participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE


In the event the participant dies before the selected maturity date or the participant's age (whichever occurs first), the death benefit payable will be the greater of:



           (a) the cash value of the participant's individual account or



           (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.



If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.


DEATH PROCEEDS AFTER THE MATURITY DATE

If the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------


MATURITY DATE



Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.



You may choose to annuitize at any time after you purchase the contract. Under nonqualified contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the contract, if later. Under qualified contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.



At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.



ALLOCATION OF ANNUITY



When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")



VARIABLE ANNUITY



You may choose to receive annuity payments that are based on the performance of one or more of the variable funding options. This is called a variable payout because the amount you receive each month will increase or decrease depending on how the variable funding options perform. When you annuitize, we will credit you with annuity units. An annuity unit measures the dollar value of an annuity payment. We determine the number of annuity units to credit you with by dividing the first monthly annuity payment for each funding option by the accumulation unit value for that funding option as of 14 days before the annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.



HOW WE DETERMINE THE FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the annuity payments begin less any premium taxes due.



The first monthly payment amount depends on the annuity option elected and the annuitant's adjusted age. The Contract contains a formula for determining the adjusted age. We calculate the first monthly payment by multiplying the benefit per $1,000 applied, shown in the Contract tables, by the number of thousands of dollars of Contract value applied to the annuity option. We also factor in an assumed daily net investment factor of 3%. This assumed daily net investment factor is used to determine the guaranteed payout rates shown. If net investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. Payout rates will not be lower than those shown. We reserve the right to require satisfactory proof of an annuitant's age before we make the first annuity payment.



HOW WE DETERMINE THE PAYMENTS AFTER THE FIRST. The dollar amount of all annuity payments after the first will change from month to month based on the investment performance of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the payment is due.



FIXED ANNUITY



You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.



ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the annuity options described below.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

MINIMUM AMOUNTS

The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

MISSTATEMENT

If an annuitant's sex or age was misstated, all benefits of this Contract are what the cash values would have purchased on the date of issue at the correct sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash surrender value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment;
            times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.


                       MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

For Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.

CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

POSTPONEMENT OF PAYMENT (EMERGENCY PROCEDURE)

Payment of any benefit or values may be postponed whenever (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the funding options is not reasonably practicable or it is not reasonably practicable to determine the value of the funding option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option accumulation units credited to that account by the current accumulation unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the purchase payments made to such funding options.


                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------


The Separate Account was established on December 26, 1995, in accordance with authorization by the Board of Directors of the Company. It is the Separate Account in which the Company sets aside and invests the assets attributable to the Contracts sold under this prospectus. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Securities and Exchange Commission supervision of the management or the investment practices or policies of the Separate Account or the Company.



Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. The assets in the Separate Account are not chargeable with liabilities arising out of any other business the Company may conduct. Therefore, you will not be affected by the rate of return of the Company's General Account, nor by the investment performance of any of the Company's other separate accounts.

The Company does not guarantee the investment results of the Separate Account or the funding options. There is no assurance that the account value on the maturity date or the aggregate amount of the variable annuity payments will equal the sum of purchase payments made under the Contract. Since each funding option has different investment objectives, each is subject to different risks. These risks are more fully described in the prospectuses for the funding options which must accompany this prospectus. Additional copies of the prospectuses may be requested from your sales representative or from the Home Office.



The Company reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any funding option held by the Separate Account. Substitution may occur if shares of the funding option(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires approval of the Securities and Exchange Commission and notification to you of any such substitution. The Company also reserves the right, subject to compliance with the law, to offer additional funding options.



PERFORMANCE INFORMATION



From time to time, the Company may advertise different types of historical performance for the funding options available through Separate Account QP. The Company may advertise the "standardized average annual total returns" of each, calculated in a manner prescribed by the SEC, as well as the "nonstandardized average annual total returns," as described below. Specific examples of the performance information appear in the SAI.



STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual administrative charge ($15) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charges deducted at that time.



NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $15 semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investments.



For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.



GENERAL Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.)

and publications that monitor the performance of the Separate Account and the variable funding options.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------


The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax advisor regarding your personal situation. For your information, a more detailed discussion is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED


If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans and certain other qualified deferred compensation plans. An exception is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax free. If you purchase the contract on an individual basis and with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a contract owner or participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the contract owner being treated as the owner of the assets of Fund QP. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of a pro rata share of the assets of Fund QP.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.


NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below). There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS

The Code states that in order to qualify for the tax benefits described above, investments made in the separate account of any nonqualified variable annuity contract must satisfy certain diversification requirements. Tax regulations define how separate accounts must be diversified. We monitor the investments constantly and believe that our accounts are adequately diversified. We intend to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


                               OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY



The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.



YEAR 2000 COMPLIANCE



The Company is highly dependent on computer systems and system applications for conducting its ongoing business functions. In 1996, the Company began the process of identifying, assessing and implementing changes to computer programs necessary to address the Year 2000 issue and developed a comprehensive plan to address the issue. This issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.



The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.



The total pre-tax cost associated with the required modifications and conversions is expected to be between $25 million and $35 million and is being expensed as incurred in the period 1996 through 1999. The Company has incurred approximately $22 million to date on these efforts. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future periods.



In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter and distributor of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account.



Up-front compensation paid to sales representatives will not exceed 7.00% of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.



CONFORMITY WITH STATE AND FEDERAL LAWS



The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the legal requirements issued by any governmental agency to which the Company, the Contract or the contract owner is subject. Where a state requires contract owner approval, we will comply.



VOTING RIGHTS



The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



CONTRACT MODIFICATION



The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS



There are no pending material legal proceedings affecting the separate account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al, was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the state of Georgia reversed the lower court's decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals. Pending appeal, proceedings in the trial court have been stayed. Defendants intend to vigorously contest the litigation.



Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                                   APPENDIX A

                  CONDENSED FINANCIAL INFORMATION (1996-1997)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.


For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6(2) represent a mortality and expense risk charge of 0.60%, 0.80%, 0.95%, 1.15%, 1.20% and 0.90%, respectively.


                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

                                      P1         P3           P4           P5          P6
                                   -------    --------    ----------    --------    --------
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.290       1.285         1.285       1.282       1.279                 1.028
  Number of units outstanding at
    end of year..................   68,643     126,822     1,445,911      58,734     350,624               293,629
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.076    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.424                     1.418       1.415       1.412                 1.076
  Number of units outstanding at
    end of year..................   13,090                 1,416,791      87,374     343,089               204,067
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.196       1.191         1.191       1.188       1.186                 1.031
  Number of units outstanding at
    end of year..................      197       7,092        28,158       3,683       3,815                 6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.258       1.254         1.253       1.250       1.247                 1.043
  Number of units outstanding at
    end of year..................    5,565      74,574       287,178      12,488     223,823                78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.417       1.412         1.411       1.408       1.405                 1.080
  Number of units outstanding at
    end of year..................    1,292     185,044     2,781,580      95,491      42,002               496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    0.942       0.939         0.938       0.936       0.934                 0.885
  Number of units outstanding at
    end of year..................    5,090     129,811     2,458,031      24,064      33,718               404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.062         1.062       1.059       1.057                 1.010
  Number of units outstanding at
    end of year..................               29,906       472,674       4,094       5,622               116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.083         1.083       1.080       1.078                 1.017
  Number of units outstanding at
    end of year..................               58,486       940,500      12,156      10,975               195,701

                                   APPENDIX A

                  CONDENSED FINANCIAL INFORMATION (1996-1997)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

                                      P1         P3           P4           P5          P6
                                   -------    --------    ----------    --------    --------
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.141       1.136         1.136       1.133       1.131                 1.091
  Number of units outstanding at
    end of year..................    3,405     145,853     1,647,285      25,147      16,165               239,079
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.135         1.135       1.132       1.130                 1.022
  Number of units outstanding at
    end of year..................              115,168     1,504,310      24,590      22,291               232,943
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND
  EQUITY-INCOME PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.043    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.329                     1.324       1.321       1.318                 1.043
  Number of units outstanding at
    end of year..................   11,243                 1,680,061      68,894     313,762               417,374
  GROWTH PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    0.993    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.220                     1.215       1.212       1.209                 0.993
  Number of units outstanding at
    end of year..................   18,843                 2,899,381     226,450     318,582               804,434
  HIGH INCOME PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.013    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.186                     1.181       1.178       1.176                 1.013
  Number of units outstanding at
    end of year..................      921                   320,529      75,810      40,547                91,884
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.048    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.258                     1.253       1.249       1.247                 1.048
  Number of units outstanding at
    end of year..................      873                   924,065      46,494     244,401               290,881
TEMPLETON VARIABLE PRODUCTS
  SERIES FUND
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.067    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.226                     1.221       1.218       1.216                 1.067
  Number of units outstanding at
    end of year..................    7,711                   463,517      23,178     358,096                70,211
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.035    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                              1.051       1.048       1.047                 1.035
  Number of units outstanding at
    end of year..................                             26,610         397       6,032                15,303
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.202                     1.197       1.194       1.192                 1.080
  Number of units outstanding at
    end of year..................   44,138                 1,718,317     129,091     218,117               369,698

                                   APPENDIX A

                  CONDENSED FINANCIAL INFORMATION (1996-1997)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

                                      P1         P3           P4           P5          P6
                                   -------    --------    ----------    --------    --------
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.367       1.362         1.361       1.358       1.355                 1.065
  Number of units outstanding at
    end of year..................   10,959      27,182       315,371      25,227      46,772                44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.260       1.256         1.255       1.252       1.249                 1.045
  Number of units outstanding at
    end of year..................    9,157      11,241        20,522      23,942      89,438                 2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.092       1.088         1.088       1.085       1.083                 1.019
  Number of units outstanding at
    end of year..................    6,058       1,776        36,214       2,136      17,658                12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.176         1.176       1.173       1.171                 1.042
  Number of units outstanding at
    end of year..................                3,775        34,790       2,552       6,261                   278
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.040       1.036         1.035       1.033       1.031                 1.017
  Number of Units outstanding at
    end of year..................    6,580      17,229        97,802       4,658       5,601                 8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.334       1.329         1.328       1.324       1.322                 1.058
  Number of units outstanding at
    end of year..................    7,515      75,718     1,048,182       9,074      51,250               270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.052         1.051       1.048       1.047                 1.010
  Number of units outstanding at
    end of year..................               19,062       124,936      24,063      39,703                56,124
THE TRAVELERS SERIES TRUST
  SOCIAL AWARENESS STOCK
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.311       1.307         1.306       1.303       1.300                 1.036
  Number of units outstanding at
    end of year..................    1,465       6,831       124,610       4,603      58,974                35,689
  TRAVELERS QUALITY BOND
    PORTFOLIO (9/97)*
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.000    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year..................                              5,949       9,879       9,055

                                   APPENDIX A

                  CONDENSED FINANCIAL INFORMATION (1996-1997)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

                                      P1         P3           P4           P5          P6
                                   -------    --------    ----------    --------    --------
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.145         1.144       1.141       1.139                 1.025
  Number of units outstanding at
    end of year..................                3,011        81,229       2,710      14,373                51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.289       1.284         1.283       1.280       1.278                 1.034
  Number of units outstanding at
    end of year..................    1,494       1,816        23,673         538         462                 7,796


The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.


 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.


(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.


(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                            ACCUMULATION UNIT VALUES


          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3           P4           P5            P6
                                    --------    ----------    ----------    --------    ----------    ----------
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $  1.285    $    1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059       2.056         2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625    2,358,987      429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $  1.418    $    1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803       1.801         1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -    2,284,987      257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $  1.191    $    1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258       1.257         1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952      54,195        33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $  1.253    $    1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509       1.507         1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171     602,633       146,528       299,403
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $  1.411    $    1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617       1.615         1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947    3,478,529      347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $  0.938    $    0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850       0.849         0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132    3,784,469      236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $  1.062    $    1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013       1.012         1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544    1,102,248       64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $  1.083    $    1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164       1.163         1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949    1,143,580       55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $  1.136    $    1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294       1.292         1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866    2,595,394      210,146        35,028

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3           P4           P5            P6
                                    --------    ----------    ----------    --------    ----------    ----------
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $  1.135    $    1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227       1.226         1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335    2,268,910      154,138        50,376
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076       1.075         1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841       6,816         1,944             -
  SMALL CAP PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198       1.198         1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563           -         1,114         6,726
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND
  EQUITY-INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.329    $    1.326    $    1.325    $  1.324    $    1.321    $    1.318
  Unit Value at end of year.......     1.475         1.469         1.465       1.464         1.457         1.452
  Number of units outstanding at
    end of year...................    39,301           624           373    2,294,202      302,651       738,800
  GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.220    $    1.217    $    1.215    $  1.215    $    1.212    $    1.209
  Unit Value at end of year.......     1.692         1.684         1.680       1.678         1.671         1.665
  Number of units outstanding at
    end of year...................    77,604           431            36    3,726,583      297,359       626,091
  HIGH INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.186    $    1.183    $    1.182    $  1.181    $    1.178    $    1.176
  Unit Value at end of year.......     1.128         1.122         1.120       1.119         1.114         1.110
  Number of units outstanding at
    end of year...................    40,705            95             -     578,543       181,391        97,958
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.253    $  1.253    $    1.249    $    1.247
  Unit Value at end of year.......     1.439         1.432         1.429       1.427         1.421         1.416
  Number of units outstanding at
    end of year...................    32,515           188             -    1,072,725      106,115       290,394
SALOMON BROTHER'S VARIABLE SERIES
  FUND, INC.
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206       1.205         1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -           -             -             -

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3           P4           P5            P6
                                    --------    ----------    ----------    --------    ----------    ----------
TEMPLETON VARIABLE PRODUCT SERIES
  FUND
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year..........................  $  1.226    $    1.223    $    1.222    $  1.221    $    1.218    $    1.216
  Unit Value at end of year.......     1.297         1.291         1.288       1.287         1.281         1.277
  Number of units outstanding at
    end of year...................    41,126            93             -     512,555        52,584       421,487
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.125         1.120         1.117       1.116         1.111         1.107
  Number of units outstanding at
    end of year...................         -             -             -      36,290         3,185        15,040
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year..........................  $  1.202    $    1.199    $    1.198    $  1.197    $    1.194    $    1.192
  Unit Value at end of year.......     1.209         1.204         1.201       1.200         1.195         1.191
  Number of units outstanding at
    end of year...................   212,737           875             -    2,102,810      193,454       499,388
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $  1.361    $    1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742       1.740         1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338     571,621       201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $  1.255    $    1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390       1.388         1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122      38,600       114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $  1.088    $    1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086       1.084         1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775      46,716        89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $  1.176    $    1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171       1.170         1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098      44,716        14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $  1.035    $    1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093       1.092         1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603     118,339        54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313       1.313         1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942           -             -             -

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3           P4           P5            P6
                                    --------    ----------    ----------    --------    ----------    ----------
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $  1.328    $    1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446       1.445         1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575    1,199,090       81,366       190,418
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095       1.094         1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260     433,846       371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289       1.288         1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -           -           111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088       1.091         1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113           -           172             -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212       1.212         1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538           -             -             -
  MFS RESEARCH PORTFOLIO (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245       1.244         1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214           -             -             -
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $  1.306    $    1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712       1.711         1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397     293,875        81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071       1.071         1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866           -             -             -
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $  1.020    $    1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098       1.097         1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806      21,396        23,910       101,354

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3           P4           P5            P6
                                    --------    ----------    ----------    --------    ----------    ----------
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.144    $  1.141    $    1.139    $    1.145
  Unit Value at end of year.......     1.259         1.253         1.249       1.243         1.239         1.250
  Number of units outstanding at
    end of year...................     6,143        29,647       145,195      22,572        62,648       210,497
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.283    $  1.280    $    1.278    $    1.284
  Unit Value at end of year.......     1.514         1.507         1.502       1.495         1.490         1.504
  Number of units outstanding at
    end of year...................     6,675         1,413        43,847      15,300         6,389        77,322



For 1998, unit values are shown for all morality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.


The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.


 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.


(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.


(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Management Agreement
        Valuation of Assets
        Federal Tax Considerations
        Performance Information

        Mixed and Shared Funding

        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES


L-12549  Printed in U.S.A.


         TIC Ed. 5-99

                               GOLD TRACK SELECT


                                   PROSPECTUS


This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").



The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:



High Yield Bond Trust                          STRONG VARIABLE INSURANCE FUNDS, INC.
Managed Assets Trust                           Strong Schafer Value Fund II
Money Market Portfolio                         TRAVELERS SERIES FUND, INC.
AMERICAN ODYSSEY FUNDS, INC.                   Alliance Growth Portfolio
  Core Equity Fund                               MFS Total Return Portfolio
  Emerging Opportunities Fund                    Putnam Diversified Income Portfolio
  Global High-Yield Bond Fund                    Smith Barney High Income Portfolio
  Intermediate-Term Bond Fund                    Smith Barney International Equity Portfolio
  International Equity Fund                      Smith Barney Large Capitalization Growth Portfolio
  Long-Term Bond Fund                          THE TRAVELERS SERIES TRUST
DELAWARE GROUP PREMIUM FUND, INC.              Disciplined Mid Cap Stock Portfolio
  REIT Series                                    Disciplined Small Cap Stock Portfolio
  Small Cap Value Series                         Equity Income Portfolio
DREYFUS VARIABLE INVESTMENT FUND                 Federated Stock Portfolio
  Capital Appreciation Portfolio                 Large Cap Portfolio
  Small Cap Portfolio                            Lazard International Stock Portfolio
GREENWICH STREET SERIES FUND                     MFS Mid Cap Growth Portfolio
  Equity Index Portfolio Class II                MFS Research Portfolio
MONTGOMERY FUNDS III                             Social Awareness Stock Portfolio
  Montgomery Variable Series: Growth Fund        Strategic Stock Portfolio
OCC ACCUMULATION TRUST                           Travelers Quality Bond Portfolio
  Equity Portfolio                               U.S. Government Securities Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.     Utilities Portfolio
  Salomon Brothers Variable Capital Fund       WARBURG PINCUS TRUST
  Salomon Brothers Variable Total Return Fund  Emerging Markets Portfolio
  Salomon Brothers Variable Investors Fund


THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR SEPARATE ACCOUNT QP'S UNDERLYING FUNDS. PLEASE READ AND RETURN THEM FOR FUTURE REFERENCE.


This prospectus sets forth the information that you should know before investing. You can receive additional information by requesting a Statement of Additional Information ("SAI")dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference to this prospectus. To request a free copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 1999

                               TABLE OF CONTENTS


Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
The Variable Annuity Contract..............     11
  Contract Owner Inquiries.................     11
  Allocated Contracts......................     11
  Unallocated Contracts....................     11
  Purchase Payments........................     12
  Accumulation Units.......................     12
  The Funding Options......................     12
Transfers..................................     15
  Dollar Cost Averaging....................     15
  Asset Allocation Advice..................     16
Access to Your Contract Values.............     16
  Systematic Withdrawals...................     17
Charges and Deductions.....................     18
  General..................................     18
  Withdrawal Charge........................     18
    Free Withdrawal Allowance..............     19
  Mortality and Expense Risk Charge........     19
  Funding Option Charges...................     19
  Premium Tax..............................     20
  Administrative Charge....................     20
  TPA Administrative Charges...............     20
Ownership Provisions.......................     20
  Types of Ownership.......................     20
  Beneficiary..............................     21
  Annuitant................................     21
Death Benefit..............................     21
  Death Benefit Proceeds Prior to Maturity
    Date...................................     21
  Death Proceeds After the Maturity Date...     22
  Payment of Proceeds......................     22
  The Annuity Period.......................     23
    Maturity Date..........................     23
    Allocation of Annuity..................     23
    Variable Annuity.......................     23
    Determination of First Annuity
      Payment..............................     24
    Determination of Second and Subsequent
      Annuity Payments.....................     24
  Fixed Annuity............................     24
  Election of Options......................     24
  Minimum Amounts..........................     25
  Misstatement.............................     25
  Retired Life Certificate.................     25
  Allocation of Cash Surrender Value During
    the Annuity Period.....................     25
  Annuity Options..........................     25
Miscellaneous Contract Provisions..........     26
  Right to Return..........................     26
  Contract and Participant's Individual
    Account Termination....................     26
  Contract Exchanges.......................     27
  Postponement of Payment (Emergency
    Procedure).............................     27
  Account Value............................     27
The Separate Account.......................     28
  Performance Information..................     28
    Standardized Method....................     28
    Nonstandardized Method.................     28
    General................................     29
Federal Tax Considerations.................     29
  General Taxation of Annuities............     29
  Types of Contracts: Qualified or
    Nonqualified...........................     29
  Investor Control.........................     29
  Mandatory Distributions for Qualified
    Plans..................................     30
  Nonqualified Annuity Contracts...........     30
  Qualified Annuity Contracts..............     31
  Penalty Tax for Premature
    Distributions..........................     31
  Diversification Requirements.............     31
Other Information..........................     31
  The Insurance Company....................     31
  Year 2000 Compliance.....................     31
  Distribution of Variable Annuity
    Contracts..............................     32
  Conformity with State and Federal Laws...     32
  Voting Rights............................     32
  Contract Modification....................     32
  Legal Proceedings........................     33
APPENDIX A: CONDENSED FINANCIAL
  INFORMATION..............................    A-1
APPENDIX B: CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION...................    B-1
APPENDIX C.................................    C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Unit..........................   12
Annuitant..................................   20
Annuity Payments...........................   15
Annuity Unit...............................   12
Cash Value.................................   11
Contract Date..............................   11
Contract Owner (You, Your).................   11
Contract Value.............................   11
Contract Year..............................   11
Funding Option(s)..........................   11
Individual Account.........................   11
Maturity Date..............................   11
Participant................................   11
Purchase Payment...........................   11
Written Request............................   11

                                    SUMMARY:

                          TRAVELERS GOLD TRACK SELECT


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. You direct your payment(s) to one or more of the variable funding options listed below and/or to the Fixed Account. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may gain or lose money in the funding options.


The Contract, like all deferred variable annuity contracts has two phases: the accumulation phase and the payout phase. During the accumulation phase, under a qualified contract, generally your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.



During the payout phase, you may choose to receive income payments from the Fixed Account or the variable funding options. If you want to receive scheduled payments from your annuity, you can choose from a number of annuity options.


Once you elect an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.


WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant.


Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund.


WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account and any or all of the variable funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Refer to the SAI for performance information for each funding option. Past performance is not a guarantee of future results.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At the minimum, we would always allow at least one transfer every six months.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A maximum sub-account administrative charge of .10% annually will be charged, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management, any applicable asset allocation fee and other expenses. Please refer to the Fee Table for more information about the charges.



If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the contract/certificate has been in force. If you withdraw all amounts under the contract/certificate, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax.


HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving payments. Under a nonqualified Contract, payments are made with after-tax dollars, and any earnings accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

If you own a qualified Contract, reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum distribution amount required by federal law. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. After the first contract/certificate year, you may withdraw up to 10% of the cash value (as of the end of the previous contract year) without a surrender charge. Of course, you may have to pay income taxes, a federal tax penalty or premium taxes on any money you take out.


You may choose to receive monthly, quarterly, semiannual or annual ("systematic") withdrawals of at least $50 if your Contract's cash value is $5,000 or more. All applicable sales charges and premium taxes will be deducted.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:


        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time as compared to a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee a profit nor prevent loss in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.



        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully described in a separate Disclosure Statement.



        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------


 MAXIMUM CONTRACT/CERTIFICATE OWNER TRANSACTION CHARGE





----------------------------------------------------------------------------------------
           SURRENDER CHARGE                   CONTRACT/CERTIFICATE YEAR       PERCENTAGE
----------------------------------------------------------------------------------------
As a percentage of amount surrendered                    1-2                      5%
                                                         3-4                      4%
                                                         5-6                      3%
                                                         7-8                      2%
                                                           9+                     0%



 MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES



Mortality and Expense Risk Fees                              1.20%



(As a percentage of average daily net assets of the Separate Account)



 MAXIMUM CONTRACT/CERTIFICATE ADMINISTRATIVE CHARGE


Funding Option Administrative Charge                           .10%

(As a percentage of amounts allocated to the variable funding options under allocated contracts)

FUNDING OPTION EXPENSES
(as a percentage of average daily net assets of the funding option as of December 31, 1998, unless otherwise noted.)
--------------------------------------------------------------------------------


                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund**....................       0.75%                    0.10%            0.85%
High Yield Bond Trust..........................       0.50%                    0.32%            0.82%
Managed Assets Trust...........................       0.50%                    0.10%            0.60%
Money Market Portfolio.........................       0.32%                    0.08             0.40%(1)
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund...........................       0.56%                    0.09%            0.65%
    Emerging Opportunities Fund................       0.73%                    0.14%            0.87%(2)
    Global High-Yield Bond Fund................       0.63%                    0.15%            0.78%(3)
    Intermediate-Term Bond Fund................       0.49%                    0.11%            0.60%
    International Equity Fund..................       0.60%                    0.13%            0.73%
    Long-Term Bond Fund........................       0.50%                    0.10%            0.60%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund...........................       0.56%                    1.34%            1.90%
    Emerging Opportunities Fund................       0.73%                    1.39%            2.12%(2)
    Global High-Yield Bond Fund................       0.63%                    1.40%            2.03%(3)
    Intermediate-Term Bond Fund................       0.49%                    1.36%            1.85%
    International Equity Fund..................       0.60%                    1.38%            1.98%
    Long-Term Bond Fund........................       0.50%                    1.35%            1.85%
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series................................       0.58%                    0.27%            0.85%(4)
    Small Cap Value Series.....................       0.75%                    0.10%            0.85%
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio.............       0.75%                    0.06%            0.81%
    Small Cap Portfolio........................       0.75%                    0.02%            0.77%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio Class II............       0.21%       0.25%        0.09%            0.55%(5)
MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund....       1.00%                    0.25%            1.25%(6)
OCC ACCUMULATION TRUST
    Equity Portfolio...........................       0.80%                    0.14%            0.94%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Capital Fund.....       0.85%                    0.15%            1.00%(7)
    Salomon Brothers Variable Investors Fund...       0.70%                    0.30%            1.00%(7)
    Salomon Brothers Variable Total Return
      Fund.....................................       0.80%                    0.20%            1.00%(7)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Schaefer Value Fund II..............       1.00%                    0.20%            1.20%(8)
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio..................       0.80%                    0.02%            0.82%(9)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(9)
    Putnam Diversified Income Portfolio........       0.75%                    0.12%            0.87%(9)
    Smith Barney High Income Portfolio.........       0.60%                    0.07%            0.67%(9)
    Smith Barney International Equity
      Portfolio................................       0.90%                    0.10%            1.00%(9)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.25%            1.00%(10)
    Smith Barney Large Cap Value Portfolio**...       0.65%                    0.03%            0.68%(9)
    Smith Barney Money Market Portfolio**......       0.50%                    0.14%            0.64%(9)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio........       0.70%                    0.25%            0.95%(11)
    Disciplined Small Cap Stock Portfolio......       0.80%                    0.20%            1.00%(12)
    Equity Income Portfolio....................       0.75%                    0.20%            0.95%(11)
    Federated High Yield Portfolio**...........       0.65%                    0.25%            0.90%
    Federated Stock Portfolio..................       0.63%                    0.28%            0.91%
    Large Cap Portfolio........................       0.75%                    0.20%            0.95%(11)
    Lazard International Stock Portfolio.......       0.83%                    0.42%            1.25%
    MFS Mid Cap Growth Portfolio...............       0.80%                    0.20%            1.00%(12)
    MFS Research Portfolio.....................       0.80%                    0.20%            1.00%(12)
    Social Awareness Stock Portfolio...........       0.65%                    0.19%            0.84%
    Strategic Stock Portfolio..................       0.60%                    0.30%            0.90%(12)
    Travelers Quality Bond Portfolio...........       0.32%                    0.31%            0.63%
    U.S. Government Securities Portfolio.......       0.32%                    0.13%            0.45%
    Utilities Portfolio........................       0.65%                    0.15%            0.80%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       0.20%                    1.20%            1.40%(13)


 * Includes CHART asset allocation fee of 1.25%.

** No longer available to new Contract Owners.


NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various maximum costs and expenses that Contract Owners or Participants will bear, directly or indirectly, under the Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the contract.

 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Annual Operating Expenses would have been 0.65% for the TRAVELERS MONEY MARKET PORTFOLIO.

 (2) Management Fees for the AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure.


 (3) Fees and expenses for the AMERICAN ODYSSEY GLOBAL HIGH YIELD BOND FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.



 (4) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through October 31, 1999. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 1.02%.



 (5) Other expenses for the EQUITY INDEX PORTFOLIO have been restated to reflect the current expense reimbursement arrangement whereby the adviser has agreed to reimburse the Portfolio for the amount by which expenses exceed 0.30%. Without such arrangement, Total Annual Operating Expenses would have been 0.42%. In addition, the Portfolio Management Fee includes 0.06% for fund administration. Class 2 of this fund has a distribution plan or "Rule 12b-1 plan".



 (6) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 1.40%.



 (7) SBAM has waived all of its Management Fees for the following Salomon Brothers Funds for the period ended December 31, 1998. If such fees were not waived or expenses reimbursed, the actual annualized Total Annual Operating Expenses for the INVESTORS FUND, CAPITAL FUND, and TOTAL RETURN FUND would have been 2.07%, 3.26%, and 2.90%, respectively.



 (8) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Fund's Total Annual Operating Expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 2.00%.

 (9) Expenses are as of October 31, 1998 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1998.



 (10) The Manager waived all or part of its fees for the period ended October 31, 1998. If such fees were not waived, the annualized Total Annual Operating Expenses for the SMITH BARNEY LARGE CAPITALIZATION GROWTH Portfolio would have been 1.77%.



 (11) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolios would have been 1.22% for the TRAVELERS DISCIPLINED MID CAP STOCK PORTFOLIO, 1.23% for the LARGE CAP PORTFOLIO, and 1.09% for the EQUITY INCOME PORTFOLIO.



 (12) Travelers Insurance has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, DISCIPLINED SMALL CAP STOCK PORTFOLIO, the MFS MID CAP GROWTH PORTFOLIO, and the MFS RESEARCH PORTFOLIO for expenses for the period ended December 31, 1998. If such expenses were not reimbursed, the actual annualized Total Annual Operating Expenses would have been 1.51% 2.98%, 1.62%, and 1.37%, respectively.


 (13) Fee waivers and expense reimbursements or credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1998, but this may be discontinued at any time. Absent this waiver of fees, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 6.96% and 8.21%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

 EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)*



Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:



---------------------------------------------------------------------------------------------------------------------------------
                                                                                              IF CONTRACT IS NOT SURRENDERED OR
                                                      IF CONTRACT IS SURRENDERED AT THE          ANNUITIZED AT END OF PERIOD
                                                            END OF PERIOD SHOWN:                           SHOWN:
                                                    -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund+........................   $73      $111      $150       $248      $22       $67      $115       $248
High Yield Bond Trust.............................    73       110       148        245       22        66       114        245
Managed Assets Trust..............................    71       104       138        222       19        60       103        222
Money Market Portfolio............................    69        98       128        201       17        54        92        201
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund...............................    71       105       140        227       20        61       105        227
   Emerging Opportunities Fund....................    73       111       151        250       22        68       116        250
   Global High-Yield Bond Fund....................    73       109       147        241       21        65       112        241
   Intermediate-Term Bond Fund....................    71       104       138        222       19        60       103        222
   International Equity Fund......................    72       107       144        236       21        64       109        236
   Long-Term Bond Fund............................    71       104       138        222       19        60       103        222
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund...............................    83       141       200        350       32        99       167        350
   Emerging Opportunities Fund....................    85       147       210        370       34       105       178        370
   Global High-Yield Bond Fund....................    84       144       206        362       34       102       174        362
   Intermediate-Term Bond Fund....................    83       139       198        346       32        97       165        346
   International Equity Fund......................    84       143       204        358       33       101       171        358
   Long-Term Bond Fund............................    83       139       198        346       32        97       165        346
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series....................................    73       111       150        248       22        67       115        248
   Small Cap Value Series.........................    73       111       150        248       22        67       115        248
DREYFUS VARIABLE INVESTMENT FUND
   Capital Appreciation Portfolio.................    73       110       148        244       21        66       113        244
   Small Cap Portfolio............................    72       108       146        240       21        65       111        240
GREENWICH STREET SERIES FUND
   Equity Index Portfolio Class II................    70       102       135        217       19        58       100        217
MONTGOMERY FUNDS III
   Montgomery Variable Series: Growth Fund........    77       122       169        289       26        79       136        289
OCC ACCUMULATION TRUST
   Equity Portfolio...............................    74       113       154        257       23        70       120        257
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
   Salomon Brothers Variable Capital Fund.........    75       115       157        264       23        72       123        264
   Salomon Brothers Variable Investors Fund.......    75       115       157        264       23        72       123        264
   Salomon Brothers Variable Total Return Fund....    75       115       157        264       23        72       123        264
STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Schaefer Value Fund II..................    77       121       167        284       25        78       133        284
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio......................    73       110       148        245       22        66       114        245
   MFS Total Return Portfolio.....................    73       111       149        247       22        67       115        247
   Putnam Diversified Income Portfolio............    73       111       151        250       22        68       116        250
   Smith Barney High Income Portfolio.............    72       106       141        230       20        62       106        230
   Smith Barney International Equity Portfolio....    75       115       157        264       23        72       123        264
   Smith Barney Large Capitalization Growth
     Portfolio....................................    75       115       157        264       23        72       123        264
   Smith Barney Large Cap Value Portfolio+........    72       106       142        231       20        62       107        231
   Smith Barney Money Market Portfolio+...........    71       105       140        226       20        61       105        226
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio............    74       114       155        258       23        70       120        258
   Disciplined Small Cap Stock Portfolio..........    75       115       157        264       23        72       123        264
   Equity Income Portfolio........................    74       114       155        258       23        70       120        258
   Federated High Yield Portfolio+................    74       112       152        253       22        69       118        253
   Federated Stock Portfolio......................    74       113       153        254       22        69       118        254
   Large Cap Portfolio............................    74       114       155        258       23        70       120        258
   Lazard International Stock Portfolio...........    77       122       169        289       26        79       136        289
   MFS Mid Cap Growth Portfolio...................    75       115       157        264       23        72       123        264
   MFS Research Portfolio.........................    75       115       157        264       23        72       123        264
   Social Awareness Stock Portfolio...............    73       111       149        247       22        67       115        247
   Strategic Stock Portfolio......................    74       112       152        253       22        69       118        253
   Travelers Quality Bond Portfolio...............    71       104       139        225       20        61       104        225
   U.S. Government Securities Portfolio...........    69        99       130        206       18        55        95        206
   Utilities Portfolio............................    73       109       147        243       21        66       113        243
WARBURG PINCUS TRUST
   Emerging Markets Portfolio.....................    78       127       177        303       27        84       143        303



 + No longer available to new Contract Owners.


(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.

(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


See Appendix A on page A-1.



                         THE VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------


Gold Track is designed to help you accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options that you select. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience or interest. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.



Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.



The Contracts may be issued on either an allocated or an unallocated basis. Both the allocated and unallocated contracts provide for fixed (Fixed Acccount Option) and variable (Separate Account) accumulations and annuity payouts. The Fixed Account Option is described in a separate prospectus.



CONTRACT OWNER INQUIRIES



If you have any questions about the Contract, call the Company's Home Office at 1-800-842-9368.



ALLOCATED CONTRACTS



A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.



UNALLOCATED CONTRACTS



We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).



The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The initial purchase payment must be paid before the Contract becomes effective. The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments received in good order will be credited within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to the Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. The period between the contract effective date and the maturity date is the accumulation period. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS


You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account which invest in the underlying mutual funds. You will find detailed information about the options and their inherent risks in the current underlying mutual fund prospectuses which must accompany this prospectus. You are not investing directly in the underlying mutual funds. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. You may obtain additional copies of the prospectuses by contacting your registered representative or by calling 1-888-453-8722.



The current funding options are listed below along with their investment objectives, advisers and any subadvisers:



-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  Travelers Asset Management
                             Trust will be invested in bonds which, as a class, sell   International Corporation
                             at discounts from par value and are typically high risk   ("TAMIC")
                             securities.
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")
Money Market Portfolio*      Seeks high current income from short term money market    TAMIC
                             instruments while preserving capital and maintaining a
                             high degree of liquidity.

AMERICAN ODYSSEY FUNDS,
INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadviser: Equinox
                                                                                       Capital Management, L.L.C.

  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadviser: Cowen Asset
                                                                                       Management and Chartwell
                                                                                       Investment Partners

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund*(1)                   appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: Credit Suisse
                             abroad.                                                   Asset Management

  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund*                      primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.

  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited

  Long-Term Bond Fund*       Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.

DELAWARE GROUP PREMIUM
FUND, INC.
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry.                                          Subadviser: Lincoln
                                                                                       Investment Management,
                                                                                       Inc.
  Small Cap Value Series     Seeks capital appreciation by investing primarily in      Delaware Management
                             common stocks whose market values appear low relative to  Company, Inc.
                             their underlying value or future potential

DREYFUS VARIABLE INVESTMENT
FUND
  Capital Appreciation       Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
  Portfolio                  consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.

  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation
GREENWICH STREET SERIES
FUND
  Equity Index Portfolio     Seeks to replicate, before deduction of expenses, the     TIMCO
  Class II                   total return performance of the S&P 500 Index.
MONTGOMERY FUNDS III
  Montgomery Variable        Seeks capital appreciation. Under normal conditions, it   Montgomery Asset
  Series Growth Fund         invests at least 65% of its assets in equity securities.  Management
OCC ACCUMULATION TRUST
  Equity Portfolio           Seeks long-term capital appreciation through investment   Op Cap Advisors
                             in a diversified portfolio of equity securities selected
                             on the basis of a value oriented approach to investing.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Salomon Brothers Variable  Seeks capital appreciation through investments primarily  Salomon Brothers Asset
  Capital Fund               in common stock, or securities convertible to common      Management ("SBAM")
                             stocks, which are believed to have above-average price
                             appreciation potential and which may also involve above-
                             average risk.
  Salomon Brothers Variable  Seeks long-term growth of capital. Current income is a    SBAM
  Investors Fund             secondary objective.
  Salomon Brothers Variable  Seeks above-average income (compared to a portfolio       SBAM
  Total Return Fund**        invested entirely in equity securities). Secondarily,
                             seeks opportunities for growth of capital and income.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE
FUNDS, INC.
  Strong Shafer Value        Seeks primarily long-term capital appreciation. Current   Strong Capital Management,
  Fund II                    income is a secondary objective when selecting            Inc.
                             investments.                                              Subadviser: Shafer Capital
                                                                                       Management, Inc.
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital by investing            Travelers Investment
                             predominantly in equity securities of companies with a    Adviser ("TIA")
                             favorable outlook for earnings and whose rate of growth   Subadviser: Alliance
                             is expected to exceed that of the U.S. economy over       Capital Management L.P.
                             time. Current income is only an incidental
                             consideration.
  MFS Total Return           Seeks to obtain above-average income (compared to a       TIA
  Portfolio**                portfolio entirely invested in equity securities)         Subadviser: Massachusetts
                             consistent with the prudent employment of capital.        Finance Services Company
                             Generally, at least 40% of the Portfolio's assets will    ("MFS")
                             be invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SSBC Fund Management Inc.
  Portfolio*                 secondary objective. The Portfolio will invest at least   ("SSBC")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SSBC
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SSBC
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalization.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Fund                       broadly diversified portfolio of common stocks.           Subadviser: TIMCO
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Fund                       primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  Equity Income Portfolio    Seeks reasonable income by investing at least 65% in      TAMIC
                             income-producing equity securities. The balance may be    Subadviser: Fidelity
                             invested in all types of domestic and foreign             Management & Research
                             securities, including bonds. The Portfolio seeks to       Company ("FMR")
                             achieve a yield that exceeds that of the securities
                             comprising the S&P 500. The Subadviser also considers
                             the potential for capital appreciation.
  Federated Stock Portfolio  Seeks growth of income and capital by investing           TAMIC
                             principally in a professionally managed and diversified   Subadviser: Federated
                             portfolio of common stock of high-quality companies       Investment Counseling,
                             (i.e., leaders in their industries and characterized by   Inc.
                             sound management and the ability to finance expected
                             growth).
  Large Cap Portfolio        Seeks long-term growth of capital by investing primarily  TAMIC
                             in equity securities of companies with large market       Subadviser: FMR
                             capitalizations.
  Lazard International       Seeks capital appreciation by investing primarily in the  TAMIC
  Stock Portfolio            equity securities of non-United States companies (i.e.,   Subadviser: Lazard Asset
                             incorporated or organized outside the United States).     Management
  MFS Mid Cap Growth         Seeks to obtain long term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST,
CONTINUED
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SSBC
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock Portfolio  Seeks to provide an above-average total return through a  TAMIC
                             combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yield stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a sub-set of the Standard & Poor's Industrial
                             Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with highest credit
                             quality, current income and total return. The assets of
                             the U.S. Government Securities Portfolio will be
                             invested in direct obligations of the United States, its
                             agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SSBC
                             and debt securities of companies in the utility
                             industries.
WARBURG PINCUS TRUST
  Emerging Markets           Seeks long-term growth of capital by investing primarily  Warburg Pincus Asset
  Portfolio                  in equity securities of non-U.S. issuers consisting of    Management, Inc.
                             companies in emerging market securities.


(1) Formerly American Odyssey Short-Term Bond Fund. The name investment objective and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

* The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment.

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you (the owner or the participant), if permitted, to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract so that more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.



You may elect the DCA Program through written request or other method acceptable to the Company. Certain minimums apply to amounts transferred and/or to enroll in the program.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.



In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers from the Fixed Account, subject to certain restrictions, under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.



The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.



You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.



A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.



All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


ASSET ALLOCATION ADVICE


Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHART program, which is fully described in a separate disclosure statement. Under the CHART Program, purchase payments and cash values are allocated among the specified asset allocation funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. The fee is in addition to the Contract charges described in "Charges Under the Contract." The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which this Contract is sold.


                         ACCESS TO YOUR CONTRACT VALUES
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender. For information about withdrawals from your payout option after the Maturity Date (with no life contingency), refer to the Statement of Additional Information.



Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")



Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to contract values.



SYSTEMATIC WITHDRAWALS



Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a minimum contract value of $5,000. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.



We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).



Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE


Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will charge a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:


     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and


     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and



     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and



     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.



We may not assess a sales charge if a withdrawal is made under one of the following circumstances:


     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.


For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.


For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.


MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each business day from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to a maximum of 1.20% of the amounts allocated to each funding option.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each funding option. These are described in the applicable prospectus for each funding option.

PREMIUM TAX

Certain states and local governments impose a premium tax, ranging up to 5.0%. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, we will deduct any applicable premium taxes from the cash value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

ADMINISTRATIVE CHARGE


This charge is deducted on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.



As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:



(a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.



(b) Determination of the Company's anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract values.



(c) TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES

The Company may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP


Contract Owner ("you"). If a group "allocated" contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the contract owner, or to the group participant, as applicable.


You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.


Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. If the first joint owner to die is also the annuitant, the death benefit will be paid to the beneficiary if there is no contingent annuitant. If the first joint owner to die is not the annuitant, the entire interest under the contract will pass to the surviving joint owner.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless the Company receives other instructions, by written request before the death of the annuitant or contract owner.


With nonqualified contracts, as discussed under "Death Benefit," the beneficiary named in the contract may differ from the designated beneficiary (for example, the designated beneficiary may be the joint owner). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



For nonqualified Contracts only, where the owner and annuitant are not the same person, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies before the maturity date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant, and the contract continues. However, if the annuitant who is also the owner dies, the death benefit is paid to the beneficiary. The contingent annuitant does not become the annuitant and is not entitled to receive any contract benefits. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.


                                 DEATH BENEFIT
--------------------------------------------------------------------------------


Before the maturity date, where there is no contingent annuitant, a death benefit is payable to the beneficiary when either the annuitant, contract owner or the first of joint owners dies. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.



DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE



ALLOCATED CONTRACT. If the participant dies before the maturity date or the participant reaches age 75 (whichever occurs first), the death benefit payable will be the greater of:



     (a) the cash value of the participant's individual account or



     (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.



If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.



UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the participant dies before the selected maturity date, or the participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:



     a) the cash value attributable to the participant under the Contract or



     b) the total purchase payments attributable to the participant under the contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.



If the participant dies on or after attainment of age 75 and before the maturity date, we will pay the beneficiary the cash value attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.


DEATH PROCEEDS AFTER THE MATURITY DATE

If the annuitant dies on or after the maturity date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


PAYMENT OF PROCEEDS



The death benefit will be paid to the contract owner, or the beneficiary, as provided in the plan.



The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.



DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to the beneficiary(ies), or if none, to the contract owner's estate.



The death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and which is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.



Under a nonqualified contract, if the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.



DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER (NONQUALIFIED CONTRACTS ONLY). If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.



DEATH OF CONTRACT OWNER WHO IS NOT THE ANNUITANT (NONQUALIFIED CONTRACTS ONLY). The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate. If the surviving joint owner (or if none, the beneficiary) is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution.



ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or other entity), the death benefit will be paid only upon the death of the annuitant.



We must be notified of a participant's death no later than six months after the participant's date of death in order for the beneficiary to receive the death proceeds as described. If we receive more than six months after the participant's death, unless prohibited by state law, the beneficiary will receive the cash value of the participant's individual account less any outstanding loan amounts as of the date we receive due proof of death.

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by written notice to us at our Home Office. The beneficiary may choose to have annuity payments made on a variable basis, fixed basis, or a combination of the two.



We will pay this benefit upon receiving due proof of death along with a written request noting the cash value and the total purchase payments attributable to the participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total purchase payments attributable to the participant under the unallocated Contract.


                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Under nonqualified contracts, unless you elect otherwise, the maturity date will be the annuitant's 75th birthday or ten years after the effective date of the contract, if later. Under qualified contracts, the maturity date must be before the individual's 70th birthday, unless we consent to a later date.

At least 30 days before the original maturity date, you may extend the maturity date to any time prior to the annuitant's 85th birthday or to a later date with our consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY


You may choose to receive annuity payments that are based on the performance of one or more of the variable funding options. This is called a variable payout because the amount you receive each month will increase or decrease depending on how the variable funding options perform. When you annuitize, we will credit you with annuity units. An annuity unit measures the dollar value of an annuity payment. We determine the number of annuity units to credit you with by dividing the first monthly annuity payment for each funding option by the accumulation unit value for that funding option as of 14 days before the annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.

HOW WE DETERMINE THE FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the annuity payments begin less any premium taxes due.



The first monthly payment amount depends on the annuity option elected and the annuitant's adjusted age. The Contract contains a formula for determining the adjusted age. We calculate the first monthly payment by multiplying the benefit per 1,000 applied, shown in the Contract tables, by the number of thousands of dollars of Contract value applied to the annuity option. We also factor in an assumed daily net investment factor of 3%. This assumed daily net investment factor is used to determine the guaranteed payout rates shown. If net investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. Payout rates will not be lower than those shown. We reserve the right to require satisfactory proof of an annuitant's age before we make the first annuity payment.



HOW WE DETERMINE THE PAYMENTS AFTER THE FIRST. The first dollar amount of all annuity payments after the first will change from month to month based on the investment performance of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the payment is due.



FIXED ANNUITY


You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the contract value, determined as of the date annuity payments begin. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

MINIMUM AMOUNTS

The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

MISSTATEMENT

If an annuitant's sex or age was misstated, all benefits of this Contract are what the cash values would have purchased on the date of issue at the correct sex and age.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash surrender value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment;
            times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.


The right to return described above does not apply to participants in the Texas ORP.


CONTRACT AND PARTICIPANT'S INDIVIDUAL ACCOUNT TERMINATION

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

POSTPONEMENT OF PAYMENT (EMERGENCY PROCEDURE)

Payment of any benefit or values may be postponed whenever (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the funding options is not reasonably practicable or it is not reasonably practicable to determine the value of the funding option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

ACCOUNT VALUE

During the accumulation period, the account value can be determined by multiplying the total number of funding option accumulation units credited to that account by the current accumulation unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the purchase payments made to such funding options.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

The Separate Account was established on December 26, 1995, in accordance with authorization by the Board of Directors of the Company. It is the Separate Account in which the Company sets aside and invests the assets attributable to the Contracts sold under this prospectus. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Securities and Exchange Commission supervision of the management or the investment practices or policies of the Separate Account or the Company.

Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. The assets in the Separate Account are not chargeable with liabilities arising out of any other business the Company may conduct. Therefore, you will not be affected by the rate of return of the Company's General Account, nor by the investment performance of any of the Company's other separate accounts.

The Company does not guarantee the investment results of the Separate Account or the funding options. There is no assurance that the account value on the maturity date or the aggregate amount of the variable annuity payments will equal the sum of purchase payments made under the Contract. Since each funding option has different investment objectives, each is subject to different risks. These risks are more fully described in the prospectuses for the funding options which must accompany this prospectus. Additional copies of the prospectuses may be requested from your sales representative or from the Home Office.

The Company reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any funding option held by the Separate Account. Substitution may occur if shares of the funding option(s) become unavailable or due to changes in applicable law or interpretations of law. Current law requires approval of the Securities and Exchange Commission and notification to you of any such substitution. The Company also reserves the right, subject to compliance with the law, to offer additional funding options.

PERFORMANCE INFORMATION

From time to time, the Company may advertise different types of historical performance for the funding options available through Separate Account QP. The Company may advertise the "standardized average annual total returns" of each, calculated in a manner prescribed by the SEC, as well as the "nonstandardized average annual total returns," as described below. Specific examples of the performance information appear in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charges deducted at that time.



NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. The withdrawal charge is not reflected because the Contract is designed for long-term investments.


For underlying funds that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such underlying funds would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax advisor regarding your personal situation. For your information, a more detailed discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED


If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans and certain other qualified deferred compensation plans. An exception is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis and with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.


INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the

"extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a contract owner or participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the contract owner being treated as the owner of the assets of Fund QP. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of a pro rata share of the assets of Fund QP.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below). There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer

Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS

The Code states that in order to qualify for the tax benefits described above, investments made in the separate account of any nonqualified variable annuity contract must satisfy certain diversification requirements. Tax regulations define how separate accounts must be diversified. We monitor the investments constantly and believe that our accounts are adequately diversified. We intend to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


                               OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY



The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.



YEAR 2000 COMPLIANCE



The Company is highly dependent on computer systems and system applications for conducting its ongoing business functions. In 1996, the Company began the process of identifying, assessing and implementing changes to computer programs necessary to address the Year 2000 issue and developed a comprehensive plan to address the issue. This issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.



The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.

The total pre-tax cost associated with the required modifications and conversions is expected to be between $25 million and $35 million and is being expensed as incurred in the period 1996 through 1999. The Company has incurred approximately $22 million to date on these efforts. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future periods.



In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.



DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS



The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter and distributor of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account.



Up-front compensation paid to sales representatives will not exceed 7.00 % of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.



CONFORMITY WITH STATE AND FEDERAL LAWS



The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.



VOTING RIGHTS



The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.



CONTRACT MODIFICATION



The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS



There are no pending material legal proceedings affecting the separate account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al, was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the state of Georgia reversed the lower court's decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals. Pending appeal, proceedings in the trial court have been stayed. Defendants intend to vigorously contest the litigation.



Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                                   APPENDIX A

                  CONDENSED FINANCIAL INFORMATION (1996-1997)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.


For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.


                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

                                      P1         P3           P4           P5          P6
                                   -------    --------    ----------    --------    --------
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.290       1.285         1.285       1.282       1.279                 1.028
  Number of units outstanding at
    end of year..................   68,643     126,822     1,445,911      58,734     350,624               293,629
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.196       1.191         1.191       1.188       1.186                 1.031
  Number of units outstanding at
    end of year..................      197       7,092        28,158       3,683       3,815                 6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.258       1.254         1.253       1.250       1.247                 1.043
  Number of units outstanding at
    end of year..................    5,565      74,574       287,178      12,488     223,823                78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.417       1.412         1.411       1.408       1.405                 1.080
  Number of units outstanding at
    end of year..................    1,292     185,044     2,781,580      95,491      42,002               496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    0.942       0.939         0.938       0.936       0.934                 0.885
  Number of units outstanding at
    end of year..................    5,090     129,811     2,458,031      24,064      33,718               404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.062         1.062       1.059       1.057                 1.010
  Number of units outstanding at
    end of year..................               29,906       472,674       4,094       5,622               116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.083         1.083       1.080       1.078                 1.017
  Number of units outstanding at
    end of year..................               58,486       940,500      12,156      10,975               195,701
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.141       1.136         1.136       1.133       1.131                 1.091
  Number of units outstanding at
    end of year..................    3,405     145,853     1,647,285      25,147      16,165               239,079

                                   APPENDIX A

                  CONDENSED FINANCIAL INFORMATION (1996-1997)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

                                      P1         P3           P4           P5          P6
                                   -------    --------    ----------    --------    --------
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.135         1.135       1.132       1.130                 1.022
  Number of units outstanding at
    end of year..................              115,168     1,504,310      24,590      22,291               232,943
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.367       1.362         1.361       1.358       1.355                 1.065
  Number of units outstanding at
    end of year..................   10,959      27,182       315,371      25,227      46,772                44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.260       1.256         1.255       1.252       1.249                 1.045
  Number of units outstanding at
    end of year..................    9,157      11,241        20,522      23,942      89,438                 2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.092       1.088         1.088       1.085       1.083                 1.019
  Number of units outstanding at
    end of year..................    6,058       1,776        36,214       2,136      17,658                12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.176         1.176       1.173       1.171                 1.042
  Number of units outstanding at
    end of year..................                3,775        34,790       2,552       6,261                   278
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.040       1.036         1.035       1.033       1.031                 1.017
  Number of Units outstanding at
    end of year..................    6,580      17,229        97,802       4,658       5,601                 8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.334       1.329         1.328       1.324       1.322                 1.058
  Number of units outstanding at
    end of year..................    7,515      75,718     1,048,182       9,074      51,250               270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.052         1.051       1.048       1.047                 1.010
  Number of units outstanding at
    end of year..................               19,062       124,936      24,063      39,703                56,124
THE TRAVELERS SERIES TRUST
  EQUITY INCOME PORTFOLIO(7/97)*
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $        -    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                1.062                     1.061       1.060
  Number of units outstanding at
    end of year..................               66,733                     3,543       2,047

                                   APPENDIX A

                  CONDENSED FINANCIAL INFORMATION (1996-1997)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------

                                      P1         P3           P4           P5          P6
                                   -------    --------    ----------    --------    --------
  FEDERATED HIGH YIELD
    PORTFOLIO(10/97)*
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $        -    $  1.000    $      -                   n/a
  Unit Value at end of year......                1.011                     1.010
  Number of units outstanding at
    end of year..................                3,118                       123
  FEDERATED STOCK PORTFOLIO(7/97)*
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $        -    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                1.083                     1.082       1.081
  Number of units outstanding at
    end of year..................               21,106                     1,133         205
  LARGE CAP PORTFOLIO(7/97)*
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $        -    $  1.000    $      -                   n/a
  Unit Value at end of year......                1.028                     1.027
  Number of units outstanding at
    end of year..................               15,144                     3,857
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO(8/97)*
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $        -    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                0.979                     0.978       0.978
  Number of units outstanding at
    end of year..................                3,686                       896         513
  SOCIAL AWARENESS STOCK
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.311       1.307         1.306       1.303       1.300                 1.036
  Number of units outstanding at
    end of year..................    1,465       6,831       124,610       4,603      58,974                35,689
  TRAVELERS QUALITY BOND
    PORTFOLIO (9/97)*
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.000    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year..................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.145         1.144       1.141       1.139                 1.025
  Number of units outstanding at
    end of year..................                3,011        81,229       2,710      14,373                51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.289       1.284         1.283       1.280       1.278                 1.034
  Number of units outstanding at
    end of year..................    1,494       1,816        23,673         538         462                 7,796


The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3            P4           P5           P6
                                    --------    ----------    ----------    ----------    --------    ----------
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $    1.285    $  1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059         2.056       2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625     2,358,987     429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $    1.418    $  1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803         1.801       1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -     2,284,987     257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $    1.191    $  1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258         1.257       1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952        54,195      33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $    1.253    $  1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509         1.507       1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171       602,633     146,528       299,403
MONEY MARKET PORTFOLIO(9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.013         1.012         1.012         1.012       1.011         1.011
  Number of units outstanding at
    end of year...................         -        16,146         9,415             -       3,453             -
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $    1.411    $  1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617         1.615       1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947     3,478,529     347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $    0.938    $  0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850         0.849       0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132     3,784,469     236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $    1.062    $  1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013         1.012       1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544     1,102,248      64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $    1.083    $  1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164         1.163       1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949     1,143,580      55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $    1.136    $  1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294         1.292       1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866     2,595,394     210,146        35,028

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3            P4           P5           P6
                                    --------    ----------    ----------    ----------    --------    ----------
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $    1.135    $  1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227         1.226       1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335     2,268,910     154,138        50,376
DELAWARE GROUP PREMIUM FUND, INC.
  SMALL CAP VALUE SERIES(9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.121         1.120         1.119         1.120       1.120         1.119
  Number of units outstanding at
    end of year...................         -         2,407             -         3,994           -           124
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076         1.075       1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841         6,816       1,944             -
  SMALL CAP PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198         1.198       1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563             -       1,114         6,726
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES
    GROWTH FUND(11/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.071         1.071         1.070         1.070       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           338             -           -             -
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.146         1.145         1.145         1.145       1.144         1.144
  Number of units outstanding at
    end of year...................         -             -         2,056             -           -             -
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  SALOMON BROTHERS VARIABLE
    CAPITAL FUND(10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.147         1.146         1.146         1.146       1.146         1.145
  Number of units outstanding at
    end of year...................         -         4,438           246             -         164             -
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND(10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206         1.205       1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -             -           -             -

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3            P4           P5           P6
                                    --------    ----------    ----------    ----------    --------    ----------
  SALOMON BROTHERS VARIABLE TOTAL
    RETURN FUND(9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.060         1.059         1.059         1.059       1.058         1.058
  Number of units outstanding at
    end of year...................         -         6,719             -             -           -             -
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG, SCHAFER VALUE FUND
    II(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.291         1.291         1.290         1.290       1.289         1.289
  Number of units outstanding at
    end of year...................         -         1,963           325             -          41             -
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $    1.361    $  1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742         1.740       1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338       571,621     201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $    1.255    $  1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390         1.388       1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122        38,600     114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $    1.088    $  1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086         1.084       1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775        46,716      89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $    1.176    $  1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171         1.170       1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098        44,716      14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $    1.035    $  1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093         1.092       1.087         1.083
  Number of Units outstanding at
    end of year...................    13,292         4,211       180,603       118,339      54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313         1.313       1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942             -           -             -
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $    1.328    $  1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446         1.445       1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575     1,199,090      81,366       190,418

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3            P4           P5           P6
                                    --------    ----------    ----------    ----------    --------    ----------
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $    1.051    $  1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095         1.094       1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260       433,846     371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.290         1.289         1.289         1.288       1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -             -         111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.091         1.091       1.090         1.090
  Number of units outstanding at
    end of year...................         -             -           113             -         172             -
  EQUITY INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.063    $    1.062    $    1.062    $    1.062    $  1.061    $    1.060
  Unit Value at end of year.......     1.187         1.184         1.182         1.182       1.178         1.176
  Number of units outstanding at
    end of year...................         -        86,915     2,633,036             -     163,749        27,697
  FEDERATED HIGH YIELD PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.011    $    1.011    $    1.011    $    1.011    $  1.010    $    1.010
  Unit Value at end of year.......     1.053         1.050         1.049         1.048       1.046         1.044
  Number of units outstanding at
    end of year...................         -        11,120        99,171             -       5,125           678
  FEDERATED STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.084    $    1.083    $    1.083    $    1.083    $  1.082    $    1.081
  Unit Value at end of year.......     1.270         1.266         1.264         1.263       1.259         1.257
  Number of units outstanding at
    end of year...................         -         8,544       591,770             -      14,772           972
  LARGE CAP PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.029    $    1.028    $    1.028    $    1.027    $  1.027    $    1.026
  Unit Value at end of year.......     1.386         1.382         1.380         1.379       1.375         1.372
  Number of units outstanding at
    end of year...................         -        10,852       520,424             -      68,162         1,349
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  0.981    $    0.980    $    0.979    $    0.979    $  0.978    $    0.978
  Unit Value at end of year.......     1.098         1.095         1.093         1.092       1.089         1.087
  Number of units outstanding at
    end of year...................         -         6,737       139,586             -      20,939        32,949
  MFS MID CAP GROWTH PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212         1.212       1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538             -           -             -
  MFS RESEARCH PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245         1.244       1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214             -           -             -

                                   APPENDIX A

                     CONDENSED FINANCIAL INFORMATION (1998)

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------

                                       P1           P2            P3            P4           P5           P6
                                    --------    ----------    ----------    ----------    --------    ----------
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $    1.306    $  1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712         1.711       1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397       293,875      81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071         1.071       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866             -           -             -
  TRAVELERS QUALITY BOND PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $    1.020    $  1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098         1.097       1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806        21,396      23,910       101,354
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $    1.144    $  1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250         1.249       1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497       145,195      22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $    1.283    $  1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504         1.502       1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322        43,847      15,300         6,389
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO
    (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.080         1.079         1.079         1.079       1.079         1.078
  Number of units outstanding at
    end of year...................         -           285           309             -           -             -



For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.


The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.


 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.


(1) The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter

        Distribution and Principal Underwriting Agreement

        Valuation of Assets
        Federal Tax Considerations

        Mixed and Shared Funding

        Performance Information
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.


Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   APPENDIX C

--------------------------------------------------------------------------------


TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS



As provided in the Texas Optional Retirement Program ("Texas ORP"), a participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the cash surrender value of the contract until one of the following events:



     -  Death



     -  Disability (as defined by Internal Revenue Code 72(m)(7)



     -  Attainment of age 70 1/2



     -  Retirement



     - Termination of employment in all public institutions of higher education in Texas



If the participant does not begin a second year of participation in the Texas ORP, the Company will pay the participant's cash surrender value, as directed by the Contract Owner.



The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES


L-12549-C  Printed in U.S.A.


           TIC Ed. 5-99

                                     PART B

          Information Required in a Statement of Additional Information

                                   GOLD TRACK
                                GOLD TRACK SELECT


                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 1999

                                       for

                  THE TRAVELERS FUND QP FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Group Variable Annuity Contract Prospectus dated May 1, 1999. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov. This SAI should be read in conjunction with the accompanying 1998 Annual Report for the Fund.



                                TABLE OF CONTENTS

THE INSURANCE COMPANY  . . . . . . . . . . . . . . . . . . . . . . . 1

PRINCIPAL UNDERWRITER  . . . .  . . . . . . . . . . . . . . . . . .  1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT . . . . . . . . .  1

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  2

MIXED AND SHARED FUNDING . . . . . . . . . . . . . . . . . . . . . . 3

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 3

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . 15

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .  18

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . F-1

                              THE INSURANCE COMPANY

            The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (860) 277-0111.

            The Company is indirectly owned by a wholly owned subsidiary of Citigoup Inc. Citigroup Inc. consists of businesses that produce a broad range of financial services, including asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading. Among its businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, Salomon Smith Barney Asset Management, and Travelers Property Casualty.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

            The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account QP meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account QP are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

            CFBDS, Inc. serves as principal underwriter for Separate Account QP and the Contracts. The offering is continuous. CFBDS's principal executive offices are located at 21 Milk Street, Boston, Massachusetts. CFBDS is not affiliated with the Company or Separate Account QP.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

            Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account QP, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined on each business day as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

            Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

            Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

            Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the expense risk charge and the Funding Option Administrative Charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);
            (b) = any deduction for applicable taxes (presently zero); and
            (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

            The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.) After the maturity date, withdrawals from the annuity unit value will be permitted only if you have elected a variable payout option for a fixed period which is not based on any lifetime. The maximum withdrawal amount will be calculated by computing the payments at 7% annual interest rate.

                            MIXED AND SHARED FUNDING

            Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                             PERFORMANCE INFORMATION

TOTAL RETURN PERFORMANCE
            From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account QP. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

            STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence if less. If a Funding Option has been in existence for less than one year, the "Since Inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all maximum recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual account charge is converted to a percentage of assets based on the actual fees collected, divided by the average net assets for contracts sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable maximum surrender charge or deferred sales charge at that time.

            NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Non-standardized total return will not reflect the deduction of any applicable surrender or deferred sales charge or the semiannual account charge, which, if reflected, would decrease the level of performance shown. The surrender charge or deferred sales charge is not reflected because the Contract is designed for long-term investment.

            For Funding Options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable maximum charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance

            GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund QP and the Funding Options.

            Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the periods ending December 31, 1998 are set forth in the following tables.

                              REGISTERED GOLD TRACK
             SEC STANDARDIZED AVERAGE ANNUAL RETURNS AS OF 12/31/98

--------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                         1 Year        5 Year      10 Year   (or inception)
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                                 20.72%         -        24.40%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                          8.07%         -        20.34%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                             -14.59%         -        -9.68%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                                 7.44%         -         8.92%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                         51.22%         -        34.05%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                             -           -           -          (5/98)
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                                       -           -         1.89%        (7/98)
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                                  -           -        13.60%        (9/98)
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                                  19.96%         -        26.09%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                                       4.40%         -        15.15%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             30.52%         -        22.39%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                                 -           -        14.94%        (9/98)
--------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                       -           -        18.05%        (10/98)
--------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                              -           -        14.35%        (10/98)
--------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                               -0.41%         -         1.04%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                      -           -        24.45%        (8/98)
--------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                                     2.72%         -        14.35%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                           23.71%         -        23.46%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                                    -           -         1.56%        (9/98)
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                                               -5.37%         -         5.38%        (10/96)
--------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                                -           -        17.41%        (9/98)
--------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                              -           -         3.53%        (11/98)
--------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                                        10.54%         -        16.50%        (10/96)
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
  BOND ACCOUNTS:                                                    1 Year       5 Year      10 Year (or inception)
--------------------------------------------------------------------------------------------------------------------------
  American Odyssey Global High-Yield Bond Fund                             -        -          -11.05%     (6/98)
--------------------------------------------------------------------------------------------------------------------------
  American Odyssey Intermediate-Term Bond Fund                           1.45%      -            3.94%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  American Odyssey Long-Term Bond Fund                                   1.98%      -            6.39%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP High Income Portfolio                                   -10.57%      -            2.14%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Putnam Diversified Income Portfolio                                   -5.86%      -            0.73%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Smith Barney High Income Portfolio                                    -6.07%      -            4.32%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Templeton Global Bond Fund                                             0.23%      -            2.02%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Travelers Convertible Bond Portfolio                                     -        -              -       (5/98)
--------------------------------------------------------------------------------------------------------------------------
  Travelers High Yield Bond Trust                                       -0.35%      -            7.59%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Travelers Quality Bond Portfolio ~                                     1.52%      -            2.67%     (9/97)
--------------------------------------------------------------------------------------------------------------------------
  Travelers U.S. Government Securities Portfolio                         3.07%      -            7.29%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  BALANCED ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Asset Manager Portfolio                                7.61%      -           13.77%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  MFS Total Return Portfolio                                             4.46%      -           12.47%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund                                -0.52%      -            8.72%     (10/96)
--------------------------------------------------------------------------------------------------------------------------
  Travelers Managed Assets Trust                                        13.59%      -           14.21%     (6/97)
--------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------
  Smith Barney Money Market Portfolio                                   -1.75%      -            1.11%     (10/96)
--------------------------------------------------------------------------------------------------------------------------


  VIP and VIP II refer to Variable Insurance Products Fund and Variable Insurance Products Fund II respectively.
--------------------------------------------------------------------------------------------------------------------------

The inception date used to calculate standardized performance is based on the date that the investment option became active under the Separate Account.

                              REGISTERED GOLD TRACK
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/98

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Cumulative Returns
-----------------------------------------------------------------------------------------------------------------------------
                                                              YTD          1 YR          3YR           5YR          10YR
-----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    27.39%        27.39%      107.17%             -            -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                            14.05%        14.05%       80.49%       141.23%            -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                 -9.83%        -9.83%       -8.93%        28.71%            -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                   13.39%        13.39%       41.43%        52.55%            -
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                            59.52%        59.52%      151.44%       218.12%      490.90%
-----------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                  -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                       28.52%        28.52%      101.42%       170.08%            -
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                  -4.71%        -4.71%       26.40%        70.42%            -
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                     26.58%        26.58%      100.98%       170.22%            -
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                         10.19%        10.19%       57.20%       121.54%      274.99%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                37.71%        37.71%       90.07%       150.66%      418.00%
-----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                      -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                            -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                   -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                   5.11%         5.11%       23.82%             -            -
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                           -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                        8.41%         8.41%       60.23%             -            -
-----------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)              30.53%        30.53%       94.24%       145.86%            -
-----------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                         -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                                  -0.11%        -0.11%       33.26%        59.04%      178.02%
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                15.41%        15.41%            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                   -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                           16.65%        16.65%       53.04%             -            -
-----------------------------------------------------------------------------------------------------------------------------

BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                      -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                  7.08%         7.08%       16.56%        26.92%            -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                          7.63%         7.63%       19.02%        33.83%            -
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                           -5.59%        -5.59%       23.41%        42.79%      151.11%
-----------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                          -0.63%        -0.63%       12.84%             -            -
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                           -0.85%        -0.85%       24.47%             -            -
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                                    5.79%         5.79%       15.62%        23.16%       79.92%
-----------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                              -             -            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                               5.18%         5.18%       38.60%        54.03%      117.30%
-----------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio ~                            7.14%         7.14%            -             -            -
-----------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                8.78%         8.78%       21.10%        38.59%            -
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                              Average Annual Returns
-----------------------------------------------------------------------------------------------------------------------------
                                                               3YR          5YR           10YR            Inception*
-----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    27.45%              -            -        26.33%      (6/94)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                            21.73%         19.25%            -        17.04%      (5/93)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                 -3.07%          5.17%            -         5.95%      (5/93)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                   12.24%          8.81%            -        10.92%      (5/93)
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                            35.94%         26.03%       19.43%        12.14%      (5/83)
-----------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                  -              -            -        -9.78%      (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                       26.26%         21.97%            -        20.05%      (4/93)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                   8.11%         11.24%            -        24.83%      (8/90)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                     26.17%         21.98%            -        15.61%      (9/89)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                         16.26%         17.23%       14.12%        12.93%     (10/86)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                23.85%         20.16%       17.87%        15.84%     (10/86)
-----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                      -              -            -        -0.44%      (3/98)
-----------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                            -              -            -         4.69%      (3/98)
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                   -              -            -         9.30%      (2/98)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                   7.38%              -            -         5.92%      (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                           -              -            -        23.57%      (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                       17.00%              -            -        17.33%      (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)              24.75%         19.70%            -        16.89%      (5/92)
-----------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                         -              -            -        -6.52%      (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                                  10.03%          9.72%       10.76%        10.63%      (8/88)
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                     -              -            -        27.79%      (4/97)
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                   -              -            -       -11.82%      (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                           15.22%              -            -        14.74%      (2/94)
-----------------------------------------------------------------------------------------------------------------------------

BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                      -              -            -        -6.41%      (5/98)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                  5.24%          4.88%            -         4.92%      (5/93)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                          5.97%          6.00%            -         6.79%      (5/93)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                            7.26%          7.38%        9.64%         9.65%      (9/85)
-----------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                           4.11%              -            -         6.27%      (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                            7.56%              -            -         8.45%      (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                                    4.95%          4.25%        6.05%         5.99%      (8/88)
-----------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                              -              -            -        -2.26%      (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                              11.48%          9.02%        8.07%         7.75%      (6/83)
-----------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio ~                                -              -            -         6.88%      (8/96)
-----------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                6.58%          6.74%            -         6.97%      (1/92)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                 Calendar Year Returns
-----------------------------------------------------------------------------------------------------------------------------
                                                             1997          1996         1995
-----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    27.37%       27.69%        33.12%
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                            30.21%       21.55%        36.78%
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                  5.66%       -4.40%        30.54%
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                    3.69%       20.29%        17.47%
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                            24.57%       26.54%        34.61%
-----------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                  -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                       26.42%       23.96%        31.84%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                  15.25%       15.10%        27.71%
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                     31.31%       20.92%        35.02%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                         26.49%       12.79%        33.35%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                21.91%       13.22%        33.63%
-----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                      -            -             -
-----------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                            -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                   -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                   1.39%       16.18%         9.84%
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                           -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                       25.01%       18.22%        31.35%
-----------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)              25.66%       18.42%        31.68%
-----------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                         -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Stock Fund                                  10.43%       20.80%        23.63%
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                     -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                   -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                           23.68%        6.07%        27.63%
-----------------------------------------------------------------------------------------------------------------------------

BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                      -            -             -
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                  6.12%        2.58%        13.54%
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                         10.60%       -0.01%        20.88%
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                           16.14%       12.55%        19.05%
-----------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                           6.30%        6.83%        15.87%
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                           12.41%       11.68%        17.54%
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Fund                                    1.18%        8.02%        13.44%
-----------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                              -            -             -
-----------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                              15.06%       14.53%        14.03%
-----------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio ~                            5.75%            -             -
-----------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio               11.18%        0.13%        22.88%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                   Cumulative Returns
-----------------------------------------------------------------------------------------------------------------
                                                 YTD           1 YR          3YR           5YR          10YR
-----------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio         13.56%        13.56%       53.02%        63.77%            -
-----------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                      10.25%        10.25%       49.07%             -            -
-----------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund           5.00%         5.00%       40.47%        62.76%      176.49%
-----------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                  19.87%        19.87%       61.16%        95.09%      233.48%
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio              3.70%         3.70%       11.44%             -            -
-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                                    Average Annual Returns
-----------------------------------------------------------------------------------------------------------------
                                                    3YR          5YR           10YR             Inception
-----------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio          15.22%         10.36%            -        11.52%      (9/89)
-----------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                       14.22%              -            -        13.97%      (6/94)
-----------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund           11.98%         10.23%       10.70%        10.58%      (8/88)
-----------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                   17.23%         14.29%       12.79%        10.02%      (6/83)
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio               3.67%              -            -         3.66%      (6/94)
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
                                                    Calendar Year Returns
-----------------------------------------------------------------------------------
                                                 1997          1996         1995
-----------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio         19.12%       13.12%        15.45%
-----------------------------------------------------------------------------------
MFS Total Return Portfolio                      19.63%       13.02%        24.07%
-----------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund          14.03%       17.32%        20.97%
-----------------------------------------------------------------------------------
Travelers Managed Assets Trust                  19.72%       12.30%        25.47%
-----------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------
Smith Barney Money Market Portfolio              3.73%        3.60%         4.05%
-----------------------------------------------------------------------------------

*The inception date represents the date the funding options began operating

                          SEC STANDARDIZED PERFORMANCE
                                GOLD TRACK SELECT
               STANDARDIZED AVERAGE ANNUAL RETURNS AS OF 12/31/98

-----------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                      1 Year      5 Year         10 Year (or inception)
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                            21.02%         -          25.42%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                     8.34%         -          21.31%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                        -14.34%         -          -9.07%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                            7.72%         -           9.75%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                    50.09%         -          34.60%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                       -            -            -            (5/98)
-----------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                                        -            -           6.29%         (9/98)
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                                 -            -           2.01%         (7/98)
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                            -            -          13.67%         (9/98)
-----------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                    5.36%          -          7.97%         (7/97)
-----------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                            10.44%         -          12.76%         (7/97)
-----------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                       27.06%         -          20.19%         (7/97)
-----------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                                 5.61%          -           2.32%         (8/97)
-----------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                           -            -          15.01%         (9/98)
-----------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                 -            -          18.11%        (10/98)
-----------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                                -            -           1.62%        (11/98)
-----------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                                -            -           8.66%        (10/98)
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                          -            -           8.80%        (10/98)
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                        -            -          14.41%        (10/98)
-----------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                         -0.14%          -           1.78%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                -            -          24.54%         (8/98)
-----------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                               2.99%          -          15.24%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                      24.01%         -          24.47%        (10/96)
-----------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                              -            -           1.63%        (9/98)
-----------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                                           -            -          22.44%        (9/98)
-----------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                          -            -          17.47%        (9/98)
-----------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                        -            -           3.56%        (11/98)
-----------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                                   10.82%         -          17.42%       (10/96)
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                              -            -           2.43%       (10/98)
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:                                                       1 Year       5 Year        10 Year (or inception)
-----------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                           -             -         -11.09%         (5/98)
-----------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                         1.72%           -           4.71%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                                 2.25%           -           7.19%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                       -1.81%          -          -0.70%         (10/97)
-----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                                  -5.60%          -           1.47%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                   -5.81%          -           5.11%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                      -0.08%          -           8.40%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                     1.79%           -           2.96%          (9/97)
-----------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                       3.34%           -           8.10%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                           4.73%           -          13.35%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                                     -             -           0.48%          (9/98)
-----------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                                      13.88%          -           17.60%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio                                 -1.49%          -            1.84%         (10/96)
-----------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                       -             -          -3.99%          (9/98)
-----------------------------------------------------------------------------------------------------------------------

The inception date used to calculate standardized performance is based on the date that the investment option became active under the Separate Account

                                GOLD TRACK SELECT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/98

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      Cumulative Returns
--------------------------------------------------------------------------------------------------------------------------------
                                                                     YTD          1 YR         3YR          5YR          10YR
--------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                            27.39%       27.39%       107.2%            -            -
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                    14.05%       14.05%        80.5%       141.2%            -
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                         -9.83%       -9.83%        -8.9%        28.7%            -
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                           13.39%       13.39%        41.4%        52.5%            -
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus) +                                  59.52%       59.52%      151.44%      218.12%      490.90%
--------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                          -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                                      -6.05%       -6.05%        49.2%        77.5%            -
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                               28.52%       28.52%       101.4%       170.1%            -
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                          -4.71%       -4.71%        26.4%        70.4%            -
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity) ~                                 10.91%       10.91%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio ~                                          16.26%       16.26%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity) ~                                     33.75%       33.75%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio ~                               11.17%       11.17%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                              -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                    -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                               1.59%        1.59%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                              10.39%       10.39%        68.1%       136.2%       350.8%
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                             -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                           -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                           5.11%        5.11%        23.8%            -            -
--------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                   -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio +                              8.41%        8.41%        60.2%            -            -
--------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                      30.53%       30.53%        94.2%       145.9%            -
--------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                                 -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                                          0.69%        0.69%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                        15.41%       15.41%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                           -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                                   16.65%       16.65%        53.0%            -            -
--------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                           -17.22%      -17.22%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                              -            -            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                          7.08%        7.08%        16.6%        26.9%            -
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                                  7.63%        7.63%        19.0%        33.8%            -
--------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio ~ +                                    3.36%        3.36%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                                  -0.63%       -0.63%        12.8%            -            -
--------------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                   -0.85%       -0.85%        24.5%            -            -
--------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                       5.18%        5.18%        38.6%        54.0%       117.3%
--------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                      7.14%        7.14%            -            -            -
--------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                        8.78%        8.78%        21.1%        38.6%            -
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Average Annual Returns
-----------------------------------------------------------------------------------------------------------------------------
                                                                  3YR          5YR          10YR             Inception
-----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                         27.45%            -            -       26.33%       (6/94)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                 21.73%       19.25%            -       17.04%       (5/93)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                      -3.07%        5.17%            -        5.95%       (5/93)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                        12.24%        8.81%            -       10.92%       (5/93)
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus) +                               35.94%       26.03%       19.43%       12.14%       (5/83)
-----------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                       -            -            -       -9.78%       (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                                   14.24%       12.16%            -       12.56%      (12/93)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                            26.26%       21.97%            -       20.05%       (4/93)
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                        8.11%       11.24%            -       24.83%       (8/90)
-----------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity) ~                                   -            -            -       22.38%       (8/96)
-----------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio ~                                            -            -            -       26.02%       (8/96)
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity) ~                                       -            -            -       29.11%       (8/96)
-----------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio ~                                 -            -            -       10.63%       (8/96)
-----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                           -            -            -       -0.44%       (3/98)
-----------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                 -            -            -        4.69%       (3/98)
-----------------------------------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                                -            -            -       18.19%       (2/96)
-----------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                           18.88%       18.74%       16.24%       15.69%       (8/88)
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                          -            -            -       16.79%       (2/98)
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                        -            -            -        9.30%       (2/98)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                        7.38%            -            -        5.92%       (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                -            -            -       23.57%       (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio +                          17.00%            -            -       17.33%       (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                   24.75%       19.70%            -       16.89%       (5/92)
-----------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                              -            -            -       -6.52%       (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                                           -            -            -       -0.49%      (10/97)
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                          -            -            -       27.79%       (4/97)
-----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                        -            -            -      -11.82%       (5/98)
-----------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                                15.22%            -            -       14.74%       (2/94)
-----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                              -            -            -      -17.22%      (12/97)
-----------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                           -            -            -       -6.41%       (5/98)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                       5.24%        4.88%            -        4.92%       (5/93)
-----------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                               5.97%        6.00%            -        6.79%       (5/93)
-----------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio ~ +                                     -            -            -       10.46%       (8/96)
-----------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                                4.11%            -            -        6.27%       (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                                 7.56%            -            -        8.45%       (6/94)
-----------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                   11.48%        9.02%        8.07%        7.75%       (6/83)
-----------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                       -            -            -        6.88%       (8/96)
-----------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                     6.58%        6.74%            -        6.97%       (1/92)
-----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                                                Calendar Year Returns
-------------------------------------------------------------------------------------------------
                                                                1997         1996          1995
-------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    27.37%        27.69%       33.12%
-------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                            30.21%        21.55%       36.78%
-------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                  5.66%        -4.40%       30.54%
-------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                    3.69%        20.29%       17.47%
-------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus) +                          24.57%        26.54%       34.61%
-------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                  -             -            -
-------------------------------------------------------------------------------------------------
Delaware Small Cap Value Series                              31.23%        20.97%       19.65%
-------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                       26.42%        23.96%       31.84%
-------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                  15.25%        15.10%       27.71%
-------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity) ~                         29.99%             -            -
-------------------------------------------------------------------------------------------------
Federated Stock Portfolio ~                                  31.72%             -            -
-------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity) ~                             20.43%             -            -
-------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio ~                        6.84%             -            -
-------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                      -             -            -
-------------------------------------------------------------------------------------------------
MFS Research Portfolio                                            -             -            -
-------------------------------------------------------------------------------------------------
Montgomery Variable Series: Growth Fund                      26.93%             -            -
-------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity Portfolio                      25.02%        21.79%       37.11%
-------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                     -             -            -
-------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                   -             -            -
-------------------------------------------------------------------------------------------------
Smith Barney International Equity Portfolio                   1.39%        16.18%        9.84%
-------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                           -             -            -
-------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio +                     25.01%        18.22%       31.35%
-------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)              25.66%        18.42%       31.68%
-------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                         -             -            -
-------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II                                      -             -            -
-------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                     -             -            -
-------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                   -             -            -
-------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                           23.68%         6.07%       27.63%
-------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                         -             -            -
-------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------
American Odyssey Global High-Yield Bond Fund                      -             -            -
-------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                  6.12%         2.58%       13.54%
-------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                         10.60%        -0.01%       20.88%
-------------------------------------------------------------------------------------------------
Federated High Yield Portfolio ~ +                           13.94%             -            -
-------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                           6.30%         6.83%       15.87%
-------------------------------------------------------------------------------------------------
Smith Barney High Income Portfolio                           12.41%        11.68%       17.54%
-------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                              15.06%        14.53%       14.03%
-------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                              5.75%             -            -
-------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio               11.18%         0.13%       22.88%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                    Cumulative Returns
-------------------------------------------------------------------------------------------------------------------
                                                    YTD          1 YR         3YR          5YR          10YR
-------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                         10.25%       10.25%        49.1%            -            -
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                      -            -            -            -            -
-------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                     19.87%       19.87%        61.2%        95.1%       233.5%
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio +               3.70%        3.70%        11.4%            -            -
-------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                    3.69%        3.69%        10.6%        17.7%        44.4%
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                 Average Annual Returns
--------------------------------------------------------------------------------------------------------------
                                                  3YR          5YR          10YR             Inception
--------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                       14.22%            -            -       13.97%       (6/94)
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                    -            -            -        4.64%       (2/98)
--------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                   17.23%       14.29%       12.79%       10.02%       (6/83)
--------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio +             3.67%            -            -        3.66%       (6/94)
--------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                  3.40%        3.30%        3.74%        3.92%      (12/87)
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                                       Calendar Year Returns
-------------------------------------------------------------------------------------
                                                  1997         1996          1995
-------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------
MFS Total Return Portfolio                       19.63%        13.02%       24.07%
-------------------------------------------------------------------------------------
Salomon Brothers Total Return Fund                    -             -            -
-------------------------------------------------------------------------------------
Travelers Managed Assets Trust                   19.72%        12.30%       25.47%
-------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------
Smith Barney Money Market Portfolio +             3.73%         3.60%        4.05%
-------------------------------------------------------------------------------------
Travelers Money Market Portfolio                  3.70%         2.82%        2.89%
-------------------------------------------------------------------------------------

*The inception date represents the date the funding options began operating

                              TRAVELERS GOLD TRACK
             SEC STANDARDIZED AVERAGE ANNUAL RETURNS AS OF 12/31/98

---------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                            1 Year            5 Year                 10 Year (or inception)
---------------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                           6.72%               -             18.85%                      (10/96)
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund              -15.65%               -            -10.79%                      (10/96)
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                  6.11%               -              7.57%                       (10/96)
---------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                -                  -            -11.61%                       (5/98)
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund               0.19%                -             2.65%                       (10/96)
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                       0.71%                -             5.07%                       (10/96)
---------------------------------------------------------------------------------------------------------------------------------

The inception date used to calculate standardized performance is based on the date that the investment option became active under the product.

                              TRAVELERS GOLD TRACK
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/98

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                           1 YR           3YR          5YR          10YR
------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                         12.63%        73.87%      126.69%             -
------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund             -10.96%       -12.28%       20.95%             -
------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                11.98%        36.24%       43.32%             -
------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                  -             -            -             -
------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund               5.75%        12.27%       19.23%             -
------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                       6.29%        14.63%       25.73%             -
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                        AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------------------
                                                          3YR           5YR             10YR          Inception
------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                       20.23%         17.77%                -          15.60%      (5/93)
------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund            -4.27%          3.88%                -           4.64%      (5/93)
------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund              10.85%          7.46%                -           9.55%      (5/93)
------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                -            -                  -          -7.19%      (5/98)
------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund             3.93%          3.58%                -           3.62%      (5/93)
------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                     4.65%          4.68%                -           5.46%      (5/93)
------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                          CALENDAR YEAR RETURNS
---------------------------------------------------------------------------------------
                                                     1997         1996           1995
---------------------------------------------------------------------------------------
STOCK ACCOUNTS
---------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
---------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                  28.59%        20.05%         35.12%
---------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund        4.34%        -5.59%         28.95%
---------------------------------------------------------------------------------------
American Odyssey International Equity Fund          2.40%        18.81%         16.03%
---------------------------------------------------------------------------------------
BOND ACCOUNTS
---------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
---------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund           -             -              -
---------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund        4.80%         1.30%         12.14%
---------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                9.22%        -1.26%         19.40%
---------------------------------------------------------------------------------------

Inception date is the date that the underlying fund commenced operations. Returns for periods less than one year are cumulative

                          TRAVELERS GOLD TRACK SELECT
               STANDARDIZED AVERAGE ANNUAL RETURNS AS OF 12/31/98

--------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                 1 Year         5 Year              10 Year (or inception)
--------------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                8.13%             -         20.24%                       (6/93)
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                   -14.52%             -         -9.73%                       (5/93)
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                       7.50%             -          8.84%                       (5/93)
--------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                      -               -         11.48%                       (5/98)
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                     1.52%             -          3.86%                       (6/93)
--------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                             2.04%             -          6.32%                       (1/94)
--------------------------------------------------------------------------------------------------------------------------------


The inception date used to calculate standardized performance is based on the date that the investment option became active under the Separate Account.

                          TRAVELERS GOLD TRACK SELECT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/98

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                        1 YR          3YR           5YR            10YR
-------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
-------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
-------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                       12.63%       73.87%        126.69%              -
-------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund           -10.96%      -12.28%         20.95%              -
-------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund              11.98%       36.24%         43.32%              -
-------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
-------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                -            -              -              -
-------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund             5.75%       12.27%         19.23%              -
-------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                     6.29%       14.63%         25.73%              -
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------------
                                                     3YR            5YR           10YR         Inception
------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                    20.23%        17.77%              -          15.60%      (5/93)
------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund         -4.27%         3.88%              -           4.64%      (5/93)
------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund           10.85%         7.46%              -           9.55%      (5/93)
------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund             -             -              -          -7.19%      (5/98)
------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund          3.93%         3.58%              -           3.62%      (5/93)
------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                  4.65%         4.68%              -           5.46%      (5/93)
------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                                                CALENDAR YEAR RETURNS
---------------------------------------------------------------------------------------------------
                                                           1997          1996           1995
---------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
---------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
---------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                          28.59%       20.05%           35.12%
---------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                4.34%       -5.59%           28.95%
---------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                  2.40%       18.81%           16.03%
---------------------------------------------------------------------------------------------------
BOND ACCOUNTS
---------------------------------------------------------------------------------------------------
WITH CHART FEE OF 1.25%
---------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                   -            -                -
---------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                4.80%        1.30%           12.14%
---------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                        9.22%       -1.26%           19.40%
---------------------------------------------------------------------------------------------------

Performance data quoted represents past performance. Inception date is the date that the underlying fund commenced operations. Returns for periods less than one year are cumulative

                           FEDERAL TAX CONSIDERATIONS

            The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

            Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS
            Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

            If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

            Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

            The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the

Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

            To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

            The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

            Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS
            Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

            Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
            Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

            Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING
            The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

            There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

            A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

            To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

            The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,700 or less per year, will generally be exempt from periodic withholding.

            Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

            Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

            The consolidated financial statements of The Travelers Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and for each of the years in the three-year period ended December 31, 1998, included herein, and the financial statements of Separate Account QP as of December 31, 1998 and for the year ended December 31, 1998, incorporated herein by reference, have been included or incorporated in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein or incorporated herein by reference, and upon the authority of said firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
Hartford, Connecticut
January 25, 1999

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 1998        1997        1996
                                                                ----        ----        ----
REVENUES
Premiums                                                      $1,740       $1,583      $1,387
Net investment income                                          2,185        2,037       1,950
Realized investment gains                                        149          199          65
Other revenues                                                   440          354         284
------------------------------------------------------------------------------------------------
   Total Revenues                                              4,514        4,173       3,686
------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                          1,475        1,341       1,187
Interest credited to contractholders                             876          829         863
Amortization of deferred acquisition costs and value of          311          293         281
  insurance in force
General and administrative expenses                              469          427         380
------------------------------------------------------------------------------------------------
   Total Benefits and Expenses                                 3,131        2,890       2,711
------------------------------------------------------------------------------------------------

Income from continuing operations before federal income        1,383        1,283         975
  taxes
------------------------------------------------------------------------------------------------

Federal income taxes:
   Current expense                                               442          434         284
   Deferred                                                       39           10          58
------------------------------------------------------------------------------------------------
   Total Federal Income Taxes                                    481          444         342
------------------------------------------------------------------------------------------------

Income from continuing operations                                902          839         633

Discontinued operations, net of income taxes
   Gain on disposition (net of taxes of $0, $0 and $14)            -            -          26
------------------------------------------------------------------------------------------------
   Income from Discontinued Operations                             -            -          26
================================================================================================
Net income                                                    $  902       $  839      $  659
================================================================================================


                 See Notes to Consolidated Financial Statements.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                            CONSOLIDATED BALANCE SHEETS
                                  ($ IN MILLIONS)


DECEMBER 31,                                                        1998              1997
---------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost,          $23,893          $21,511
$22,973,  $20,682)
Equity securities, at fair value (cost, $474,  $480)                   518              512
Mortgage loans                                                       2,606            2,869
Real estate held for sale                                              143              134
Policy loans                                                         1,857            1,872
Short-term securities                                                1,098            1,102
Trading securities, at market value                                  1,186              800
Other invested assets                                                2,251            1,702
---------------------------------------------------------------------------------------------
   Total Investments                                                33,552           30,502
---------------------------------------------------------------------------------------------

Cash                                                                    65               58
Investment income accrued                                              393              338
Premium balances receivable                                             99              106
Reinsurance recoverables                                             3,387            3,753
Deferred acquisition costs and value of insurance in force           2,567            2,312
Separate and variable accounts                                      15,313           11,319
Other assets                                                         1,172            1,052
---------------------------------------------------------------------------------------------
   Total Assets                                                    $56,548          $49,440
---------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                               $16,739          $14,913
Future policy benefits and claims                                   12,326           12,361
Separate and variable accounts                                      15,305           11,309
Deferred federal income taxes                                          422              409
Trading securities sold not yet purchased, at market value             873              462
Other liabilities                                                    2,783            2,661
---------------------------------------------------------------------------------------------
   Total Liabilities                                                48,448           42,115
---------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,           100              100
  issued and outstanding
Additional paid-in capital                                           3,800            3,187
Retained earnings                                                    3,602            2,810
Accumulated other changes in equity from non-owner sources             598              535
Unrealized gain on Citigroup Inc. stock, net of tax                      -              693
---------------------------------------------------------------------------------------------
   Total Shareholder's Equity                                        8,100            7,325
---------------------------------------------------------------------------------------------

   Total Liabilities and Shareholder's Equity                      $56,548          $49,440
=============================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ IN MILLIONS)


--------------------------------------------------------------------------
STATEMENTS OF CHANGES IN  RETAINED         1998        1997       1996
EARNINGS
--------------------------------------------------------------------------
Balance, beginning of year                $2,810      $2,471      $2,312
Net income                                   902         839         659
Dividends to parent                          110         500         500
--------------------------------------------------------------------------
Balance, end of year                      $3,602      $2,810      $2,471
==========================================================================


--------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
--------------------------------------------------------------------------

Balance, beginning of year                $  535      $  223      $  449
Unrealized gains (losses), net of tax         62         313        (226)
Foreign currency translation, net of           1          (1)          -
tax
--------------------------------------------------------------------------
Balance, end of year                      $  598      $  535      $  223
==========================================================================


--------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
--------------------------------------------------------------------------

Net Income                                $  902      $  839      $  659
Other changes in equity from
   non-owner sources                          63         312        (226)
--------------------------------------------------------------------------
Total changes in equity from
   non-owner sources                      $  965      $1,151      $  433
==========================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                  1998         1997          1996
                                                                 ----         ----          ----
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                                          $1,763        $1,519        $1,387
   Net investment income received                               2,021         2,059         1,910
   Other revenues received                                        255           180           131
   Benefits and claims paid                                    (1,127)       (1,230)       (1,060)
   Interest credited to contractholders                          (918)         (853)         (820)
   Operating expenses paid                                       (587)         (445)         (343)
   Income taxes paid                                             (506)         (368)         (328)
   Trading account investments, (purchases) sales, net            (38)          (54)            -
   Other                                                           12            18           (70)
---------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                   875           826           807
      Net cash used in discontinued operations                      -             -          (350)
---------------------------------------------------------------------------------------------------
      Net Cash Provided by Operations                             875           826           457
---------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                                          2,608         2,259         1,928
      Mortgage loans                                              722           663           917
   Proceeds from sales of investments
      Fixed maturities                                         13,390         7,592         9,101
      Equity securities                                           212           341           479
      Mortgage loans                                                -           207           178
      Real estate held for sale                                    53           169           210
   Purchases of investments
      Fixed maturities                                         (18,072)     (11,143)      (11,556)
      Equity securities                                          (194)         (483)         (594)
      Mortgage loans                                             (457)         (771)         (470)
   Policy loans, net                                               15            38           (23)
   Short-term securities, (purchases) sales, net                 (495)           (2)          498
   Other investments, purchases, net                             (550)         (260)         (137)
   Securities transactions in course of settlement                192           311           (52)
   Net cash provided by investing activities of                     -             -           348
     discontinued operations
---------------------------------------------------------------------------------------------------
   Net Cash Provided by (Used In) Investing Activities         (2,576)       (1,079)          827
---------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Redemption of commercial paper, net                              -           (50)          (23)
   Contractholder fund deposits                                 4,383         3,544         2,493
   Contractholder fund withdrawals                             (2,565)       (2,757)       (3,262)
   Dividends to parent company                                   (110)         (500)         (500)
   Other                                                            -             -             9
---------------------------------------------------------------------------------------------------
      Net Cash Provided by (Used In) Financing Activities       1,708           237        (1,283)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                     7           (16)            1
---------------------------------------------------------------------------------------------------
Cash at December 31,                                           $   65        $   58        $   74
===================================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies used in the preparation of the accompanying financial statements follow.

   Basis of Presentation

   The Travelers Insurance Company (TIC) and, collectively with its subsidiaries (the Company) is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), formerly Travelers Group Inc. The consolidated financial statements include the accounts of TIC and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance subsidiaries of the Company are The Travelers Life and Annuity Company (TLAC) and Primerica Life Insurance Company (Primerica Life) and its subsidiary National Benefit Life Insurance Company (NBL).

   As discussed in Note 2 of Notes to Consolidated Financial Statements, in January 1995 the group life insurance and related businesses of the Company were sold to Metropolitan Life Insurance Company (MetLife). Also in January 1995, the group medical component was exchanged for a 42% interest in The MetraHealth Companies, Inc. (MetraHealth). The Company's interest in MetraHealth was sold on October 2, 1995 and a final contingent payment was made during 1996. The Company's discontinued operations reflect the results of the gain from the contingent payment in 1996.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

   Certain prior year amounts have been reclassified to conform with the 1998 presentation.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   ACCOUNTING CHANGES

   Accounting for Transfers and Servicing of Financial Assets and
   Extinguishments of Liabilities

   Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 which were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125". The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's consolidated statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the Company's results of operations from the adoption of the collateral provisions of FAS 125.


   Reporting Comprehensive Income

   Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130). FAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are required to be reported in an annual financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income thus represents the sum of net income and other changes in equity from non-owner sources. The accumulated balance of other changes in equity from non-owner sources is required to be displayed separately from retained earnings and additional paid-in capital in the consolidated balance sheet. The adoption of FAS 130 resulted primarily in the Company reporting unrealized gains and losses on investments in debt and equity securities in changes in equity from non-owner sources. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




   Disclosures About Segments of an Enterprise and Related Information

During 1998, the Company adopted Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS
131). FAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise". FAS 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decisionmaker in deciding how to allocate resources and in assessing performance. As a result of the adoption of FAS 131, the Company has two reportable operating segments, Travelers Life and Annuity and Primerica Life Insurance. See Note 17.


   Accounting for the Costs of Computer Software Developed or Obtained for Internal Use

   During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, statement of operations or liquidity.

   ACCOUNTING POLICIES

   Investments

   Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

   Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

   Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1998 and 1997.

   Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

   Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

   Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

   DERIVATIVE FINANCIAL INSTRUMENTS

   The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

   Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

   Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity.

   Forward contracts, and options, and interest rate caps were not significant at December 31, 1998 and 1997. Information concerning derivative financial instruments is included in Note 6.

   INVESTMENT GAINS AND LOSSES

   Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   POLICY LOANS

   Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.


   DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

   Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20 year amortization period is used; for long-term care business, a 10 to 20 year period is used, and a 7 to 20 year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required.

   The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required.


   SEPARATE AND VARIABLE ACCOUNTS

   Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.


   GOODWILL

   Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   CONTRACTHOLDER FUNDS

   Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 9.1%.



   FUTURE POLICY BENEFITS

   Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

   PERMITTED STATUTORY ACCOUNTING PRACTICES

   The Company, whose insurance subsidiaries are domiciled principally in Connecticut and Massachusetts, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

   The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual version effective January 1, 2001 (the revised Manual) that will be effective January 1, 2001 for the calendar year 2001 statutory financial statements. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on the statutory capital and surplus of its insurance subsidiaries.


   PREMIUMS

   Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

   OTHER REVENUES

   Other revenues include surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts. Other revenues also include gains and losses on dispositions of assets other than realized investment gains and losses and revenues of non-insurance subsidiaries.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   INTEREST CREDITED TO CONTRACTHOLDERS

   Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.


   FEDERAL INCOME TAXES

   The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS

   In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998, and the effect of initial adoption is to be reported as a cumulative catch-up adjustment. Restatement of previously issued financial statements is not allowed. The Company plans to implement SOP 97-3 in the first quarter of 1999 and expects there to be no material impact on the Company's financial condition, results of operations or liquidity.


   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, (collectively referred to as derivatives) and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. FAS 133 is effective for all fiscal quarters of fiscal years beginning after June 15, 1999. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company has not yet determined the impact that FAS 133 will have on its consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


2. DISPOSITIONS AND DISCONTINUED OPERATIONS

   On January 3, 1995, the Company and its affiliates completed the sale of their group life and related non-medical group insurance businesses to MetLife for $350 million and formed the MetraHealth joint venture by contributing their group medical businesses to MetraHealth, in exchange for shares of common stock of MetraHealth. No gain was recognized as a result of this transaction.

   On October 2, 1995, the Company and its affiliates completed the sale of their ownership in MetraHealth to United HealthCare Corporation. During 1996 the Company received a contingency payment based on MetraHealth's 1995 results. In conjunction with this payment, certain reserves associated with the group medical business and exit costs related to the discontinued operations were reevaluated resulting in a final after-tax gain of $26 million.


3. COMMERCIAL PAPER AND LINES OF CREDIT

   TIC issues commercial paper directly to investors. No commercial paper was outstanding at December 31, 1998 or 1997. TIC maintains unused credit availability under bank lines of credit at least equal to the amount of the outstanding commercial paper. No interest was paid in 1998 and interest expense was not significant in 1997.

   Citigroup, Commercial Credit Company (CCC) (an indirect wholly owned subsidiary of Citigroup) and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to any of Citigroup, CCC or TIC. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in 2001. At December 31, 1998, $700 million was allocated to Citigroup, $300 million was allocated to CCC and $0 was allocated to TIC. Under this facility TIC is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1998, TIC was in compliance with these provisions. There were no amounts outstanding under this agreement at December 31, 1998 and 1997. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a negotiated margin.

4. REINSURANCE

   The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

   Beginning in 1997, new universal life business was reinsured under an 80%/20% quota share reinsurance program and new term life business was reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million.

   The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):


      WRITTEN PREMIUMS                         1998      1997       1996
      ----------------------------------------------------------------------
      Direct                                   $2,310    $2,148    $1,982
      Assumed from:
         Non-affiliated companies                   -         1         5
      Ceded to:
         Affiliated companies                    (242)     (280)     (284)
         Non-affiliated companies                (317)     (273)     (309)
      ----------------------------------------------------------------------
      Total Net Written Premiums               $1,751    $1,596    $1,394
      ======================================================================

      EARNED PREMIUMS                          1998      1997       1996
      ----------------------------------------------------------------------
      Direct                                   $1,949    $2,170    $1,897
      Assumed from:
         Non-affiliated companies                   -         1         5
      Ceded to:
         Affiliated companies                    (251)     (321)     (219)
         Non-affiliated companies                (308)     (291)     (315)
      ----------------------------------------------------------------------
      Total Net Earned Premiums                $1,390    $1,559    $1,368
      ======================================================================


   Reinsurance recoverables at December 31, 1998 and 1997 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

      REINSURANCE RECOVERABLES                 1998      1997
      -----------------------------------------------------------
      Life and Accident and Health Business:
         Non-affiliated companies              $1,297    $1,362

      Property-Casualty Business:
         Affiliated companies                   2,090     2,391
      -----------------------------------------------------------
      Total Reinsurance Recoverables           $3,387    $3,753
      ===========================================================

   Total reinsurance recoverables at December 31, 1998 and 1997 include $640 million and $697 million, respectively, from MetLife in connection with the sale of the Company's group life and related businesses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


5. SHAREHOLDER'S EQUITY

   Additional Paid-In Capital

   Additional paid-in capital increased during 1998 primarily due to the conversion of Citigroup common stock to Citigroup preferred stock. This increase in stockholder's equity was offset by a decrease in unrealized investment gains due to the same transaction. See Note 13.

   Unrealized Investment Gains (Losses)

   An analysis of the change in unrealized gains and losses on investments is shown in Note 13.

   Shareholder's Equity and Dividend Availability

   The Company's statutory net income, which includes all insurance subsidiaries, was $702 million, $754 million and $656 million for the years ended December 31, 1998, 1997 and 1996, respectively.

   The Company's statutory capital and surplus was $4.95 billion and $4.12 billion at December 31, 1998 and 1997, respectively.

   The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $504 million is available in 1999 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk based capital levels. The Company is in compliance with these covenants at December 31, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES, NET OF TAX

--------------------------------------------------------------------------------------------------------------------------
                                                        NET UNREALIZED      FOREIGN CURRENCY     ACCUMULATED OTHER
                                                        GAIN ON             TRANSLATION          CHANGES IN EQUITY FROM
                                                        INVESTMENT          ADJUSTMENTS          NON-OWNER SOURCES
(for the year ended December 31, $ in millions)         SECURITIES
--------------------------------------------------------------------------------------------------------------------------
1998
Balance, beginning of year                                     $545              $(10)                   $535
Current-year change                                              62                 1                      63
--------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                           $607               $(9)                   $598
==========================================================================================================================
1997
Balance, beginning of year                                     $232               $(9)                   $223
Current-year change                                             313                (1)                    312
--------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                           $545              $(10)                   $535
==========================================================================================================================
1996
Balance, beginning of year                                     $458               $(9)                   $449
Current-year change                                            (226)                -                    (226)
--------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                           $232               $(9)                   $223
==========================================================================================================================


TAX EFFECTS ALLOCATED TO EACH COMPONENT OF OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES

---------------------------------------------------------------------------------------------------------
                                                             Pre-tax       Tax expense       After-tax
(for the year ended December 31, $ in millions)               amount        (benefit)         amount
---------------------------------------------------------------------------------------------------------
1998
Unrealized gain on investment securities:
   Unrealized holding gains arising during year                $ 244          $  85            $ 159
   Less: reclassification adjustment for gains
     realized in net income                                      149             52               97
---------------------------------------------------------------------------------------------------------
Net unrealized gain on investment securities                      95             33               62
Foreign currency translation adjustments                           3              2                1
---------------------------------------------------------------------------------------------------------
Other changes in equity from non-owner sources                 $  98          $  35            $  63
=========================================================================================================
1997
Unrealized gain on investment securities:
   Unrealized holding gains arising during year                $ 681          $ 239            $ 442
   Less: reclassification adjustment for gains
     realized in net income                                      199             70              129
---------------------------------------------------------------------------------------------------------
Net unrealized gain on investment securities                     482            169              313
Foreign currency translation adjustments                          (1)             -               (1)
---------------------------------------------------------------------------------------------------------
Other changes in equity from non-owner sources                 $ 481          $ 169            $ 312
=========================================================================================================
1996
Unrealized gain on investment securities:
   Unrealized holding losses arising during year               $(283)         $ (99)           $(184)
   Less: reclassification adjustment for gains
     realized in net income                                       65             23               42
---------------------------------------------------------------------------------------------------------
Net unrealized loss on investment securities                    (348)          (122)            (226)
Foreign currency translation adjustments                           -              -                -
---------------------------------------------------------------------------------------------------------
Other changes in equity from non-owner sources                 $(348)         $(122)           $(226)
=========================================================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


6. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

   Derivative Financial Instruments

   The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts as a means of hedging exposure to interest rate and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts have little credit risk since organized exchanges are the counterparties. The Company is a writer of option contracts and as such has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

   The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

   The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

   Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

   At December 31, 1998 and 1997, the Company held financial futures contracts with notional amounts of $459 million and $625 million, respectively. These financial futures had a deferred gain of $3.3 million and a deferred loss of $.1 million in 1998 and a deferred gain of $.7 million, and a deferred loss of $4.1 million in 1997. Total gains of $1.5 million and losses of $5.8 million from financial futures were deferred at December 31, 1998 and 1997, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1998 and 1997, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

                 THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an asset with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange traded and are subject to the risk of default by the counterparty.

   At December 31, 1998 and 1997, the Company held interest rate swap contracts with notional amounts of $1,077.9 million and $234.7 million, respectively. The fair value of these financial instruments was $5.6 million (gain position) and $19.6 million (loss position) at December 31, 1998 and was $.3 million (gain position) and $2.5 million (loss position) at December 31, 1997. The fair values were determined using the discounted cash flow method.

   The off-balance sheet risks of options and forward contracts were not significant at December 31, 1998 and 1997.

   The Company purchased a 5-year interest rate cap, with a notional amount of $200 million, from Travelers Group Inc. in 1995 to hedge against losses that could result from increasing interest rates. This instrument, which does not have off-balance sheet risk, gave the Company the right to receive payments if interest rates exceeded specific levels at specific dates. The premium of $2 million paid for this instrument was being amortized over its life. The interest rate cap asset was terminated in 1998. The fair value at December 31, 1997 was $0.

   Financial Instruments with Off-Balance Sheet Risk

   In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1998 and 1997.

   Fair Value of Certain Financial Instruments

   The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

   At December 31, 1998 and 1997, investments in fixed maturities had a carrying value and a fair value of $23.9 billion and $21.5 billion, respectively. See Notes 1 and 13.

   At December 31, 1998 mortgage loans had a carrying value of $2.6 billion and a fair value of $2.8 billion and in 1997 had a carrying value of $2.9 billion and a fair value of $3.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   The carrying values of $144 million and $143 million of financial instruments classified as other assets approximated their fair values at December 31, 1998 and 1997, respectively. The carrying values of $2.3 billion and $2.0 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1998 and 1997, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

   At December 31, 1998, contractholder funds with defined maturities had a carrying value and a fair value of $3.3 billion, compared with a carrying value and a fair value of $2.3 billion at December 31, 1997. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.4 billion and a fair value of $10.2 billion at December 31, 1998, compared with a carrying value of $9.7 billion and a fair value of $9.5 billion at December 31, 1997. These contracts generally are valued at surrender value.

   The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $235 million at December 31, 1998, compared with a carrying value and a fair value of $260 million at December 31, 1997. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1998, compared with a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1997.

   The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

   The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

7. COMMITMENTS AND CONTINGENCIES

   Financial Instruments with Off-Balance Sheet Risk

   See Note 6 for a discussion of financial instruments with off-balance sheet risk.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Litigation

   In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. The plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Later in December 1998, defendants petitioned the Georgia Supreme Court to hear the appeal from the decision of the Court of Appeals. Pending appeal, proceedings in the trial court have been stayed. Defendants intend to vigorously contest the litigation.

   The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1998, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


8. BENEFIT PLANS

   Pension and Other Postretirement Benefits

   The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1998, 1997 and 1996. Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1998, 1997 and 1996.

   401(k) Savings Plan

   Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. During 1996, the Company made matching contributions in an amount equal to the lesser of 100% of the pre-tax contributions made by the employee or $1,000. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1998, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9. RELATED PARTY TRANSACTIONS

   The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Travelers Insurance Company (Life Department) handles banking functions for the life and annuity operations of Travelers Life and Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

   The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1998 and 1997, the pool totaled approximately $2.3 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $793 million and $725 million at December 31, 1998 and 1997, respectively, and is included in short-term securities in the consolidated balance sheet.

   Included in short-term investments is a 90 day variable rate note receivable from Citigroup issued on August 28, 1998 and renewed on November 25, 1998. The rate is based upon the AA financial commercial paper rate plus 14 basis points. The rate at December 31, 1998 is 5.47%. The balance at December 31, 1998 is $500 million. Interest accrued at December 31, 1998 was $2.2 million. Interest earned during 1998 was $9.4 million. Citigroup repaid this note on February 25, 1999.

   The Company sells structured settlement annuities to the insurance subsidiaries of TAP in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $104 million, $88 million, and $40 million for 1998, 1997 and 1996, respectively. Reserves and contractholder funds related to these annuities amounted to $787 million and $795 million in 1998 and 1997, respectively.

   The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney Inc. (SSB). Premiums and deposits related to these products were $1.3 billion, $1.0 billion, and $820 million in 1998, 1997 and 1996, respectively.

   During the year the Company lent out $78.5 million par of debentures to SSB for $84.8 million in cash collateral. Loaned debentures totaling $37.6 million with cash collateral of $39.7 million remained outstanding at December 31, 1998.

   The Company sold $27.4 million par of 6.125% U.S. Treasury bonds to SSB for $31.1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company purchased $36 million par of 6.56% Chase Commercial Mortgage Securities Corp. bonds from SSB for $35.9 million.

   Primerica Life has entered into a General Agency Agreement with Primerica Financial Service, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In 1998 the fees paid by Primerica Life were $12.5 million.

   In 1998 Primerica became a distributor of products for Travelers Life and Annuity. During the year Primerica sold $256 million of deferred annuities.

   Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 1998, carried at cost. Also, included in other invested assets is a $1.15 billion investment in common stock of Citigroup at December 31, 1997, carried at fair value.

   The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options.

   The Company applies APB 25 and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

   Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

       -----------------------------------------------------------------------------------------------------
       YEAR ENDING DECEMBER 31,                                1998               1997               1996
       ($ IN MILLIONS)
       -----------------------------------------------------------------------------------------------------
       Net income, as reported                                  $902               $839               $659
       FAS 123 pro forma adjustments, after tax                  (13)                (9)                (3)
       -----------------------------------------------------------------------------------------------------
       Net income, pro forma                                    $889               $830               $656

   The Company had an interest rate cap agreement with Citigroup.  See Note 6.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


10.   LEASES

   Most leasing functions for TIGI and its subsidiaries are administered by TAP. In 1996, TAP assumed the obligations for several leases. Rent expense related to all leases are shared by the companies on a cost allocation method based generally on estimated usage by department. Rent expense was $18 million, $15 million, and $24 million in 1998, 1997 and 1996, respectively.

      ---------------------------------------------------
      YEAR ENDING DECEMBER 31,        MINIMUM OPERATING
      ($ in millions)                  RENTAL PAYMENTS
      ---------------------------------------------------
      1999                                  $  47
      2000                                     50
      2001                                     54
      2002                                     44
      2003                                     42
      Thereafter                              296
      ---------------------------------------------------
      Total Rental Payments                  $533
      ===================================================


   Future sublease rental income of approximately $86 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $207 million, by an affiliate. Minimum future capital lease payments are not significant.

   The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



11. FEDERAL INCOME TAXES
    ($ in millions)

      EFFECTIVE TAX RATE

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,              1998          1997           1996
      ----------------------------------------------------------------------------------
      Income Before Federal Income Taxes          $1,383        $1,283          $ 975
      Statutory Tax Rate                              35%           35%            35%
      ----------------------------------------------------------------------------------
      Expected Federal Income Taxes                  484           449            341
      Tax Effect of:
         Non-taxable investment income                (5)           (4)            (3)
         Other, net                                    2            (1)             4
      ----------------------------------------------------------------------------------
      Federal Income Taxes                        $  481        $  444          $ 342
      ==================================================================================
      Effective Tax Rate                              35%           35%            35%
      ----------------------------------------------------------------------------------

      COMPOSITION OF FEDERAL INCOME TAXES

      Current:
         United States                            $  418        $  410          $ 263
         Foreign                                      24            24             21
      ---------------------------------------------------------------------------------
         Total                                       442           434            284
      ---------------------------------------------------------------------------------
      Deferred:
         United States                                40            10             57
         Foreign                                      (1)            -              1
      ---------------------------------------------------------------------------------
         Total                                        39            10             58
      ----------------------------------------------------------------------------------
      Federal Income Taxes                        $  481        $  444          $ 342
      =================================================================================


   Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 1998, 1997 and 1996 were $17 million, $17 million and $8 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The net deferred tax liabilities at December 31, 1998 and 1997 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ in millions)                                              1998           1997
                                                                   ----           ----
      Deferred Tax Assets:
         Benefit, reinsurance and other reserves                 $  616        $  561
         Operating lease reserves                                    76            80
         Other employee benefits                                    103           102
         Other                                                      135           127
      ----------------------------------------------------------------------------------
            Total                                                   930           870
      ----------------------------------------------------------------------------------
      Deferred Tax Liabilities:
         Deferred acquisition costs and value of                    673           608
         insurance in force
         Investments, net                                           489           484
         Other                                                       90            87
      ----------------------------------------------------------------------------------
            Total                                                 1,252         1,179
      ----------------------------------------------------------------------------------
      Net Deferred Tax Liability Before Valuation                  (322)         (309)
      Allowance
      Valuation Allowance for Deferred Tax Assets                  (100)         (100)
      ----------------------------------------------------------------------------------
      Net Deferred Tax Liability After Valuation Allowance       $ (422)       $ (409)
      ----------------------------------------------------------------------------------

   The Company and its life insurance subsidiaries will file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

   The $100 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1998. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

   At December 31, 1998, the Company had no ordinary or capital loss carryforwards.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend to exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

12.   NET INVESTMENT INCOME

      ----------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,          1998      1997       1996
                                               ----      ----       ----
      ($ in millions)
      ----------------------------------------------------------------------
      GROSS INVESTMENT INCOME
         Fixed maturities                      $1,598    $1,460   $1,387
         Mortgage loans                           295       291      334
         Policy loans                             131       137      156
         Other, including trading                 226       238      171
      ----------------------------------------------------------------------
                                                2,250     2,126    2,048
      ----------------------------------------------------------------------
      Investment expenses                          65        89       98
      ----------------------------------------------------------------------
      Net investment income                    $2,185    $2,037   $1,950
      ----------------------------------------------------------------------


13.   INVESTMENTS AND INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses) for the periods were as follows:

      ----------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,           1998      1997       1996
                                                ----      ----       ----
      ($ in millions)
      ----------------------------------------------------------------------
      REALIZED INVESTMENT GAINS
         Fixed maturities                       $111       $71      $(63)
         Equity securities                         6        (9)       47
         Mortgage loans                           21        59        49
         Real estate held for sale                16        67        33
         Other                                    (5)       11        (1)
      ----------------------------------------------------------------------
            Total Realized Investment Gains     $149      $199       $65
      ----------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:


      -------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                           1998            1997           1996
                                                              -------         -------        -------
      ($ in millions)
      -------------------------------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
         Fixed maturities                                     $    91         $   446        $  (323)
         Equity securities                                         13              25            (35)
         Other                                                   (169)            520            220
      -------------------------------------------------------------------------------------------------
            Total Unrealized Investment Gains (Losses)            (65)            991           (138)

      -------------------------------------------------------------------------------------------------

         Related taxes                                            (20)            350            (43)
      -------------------------------------------------------------------------------------------------
         Change in unrealized investment gains                    (45)            641            (95)
         (losses)
         Transferred to paid in capital, net of tax              (585)             --             --
         Balance beginning of year                              1,228             587            682
      -------------------------------------------------------------------------------------------------
            Balance End of Year                               $   598         $ 1,228        $   587
      -------------------------------------------------------------------------------------------------

   Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock. Also included in Other were unrealized gains of $506 million and $203 million, which were reported in 1997 and 1996, respectively, related to appreciation of Citigroup common stock.

   Fixed Maturities

   Proceeds from sales of fixed maturities classified as available for sale were $13.4 billion, $7.6 billion and $9.1 billion in 1998, 1997 and 1996, respectively. Gross gains of $314 million, $170 million and $107 million and gross losses of $203 million, $99 million and $175 million in 1998, 1997 and 1996, respectively, were realized on those sales.

   Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion and $5.1 billion at December 31, 1998 and 1997, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The amortized cost and fair value of investments in fixed maturities were as follows:

---------------------------------------------------------------------------------------------------------
DECEMBER 31, 1998                                                       GROSS       GROSS
($ in millions)                                        AMORTIZED      UNREALIZED   UNREALIZED      FAIR
                                                         COST           GAINS       LOSSES        VALUE
---------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                            $ 4,717       $   147       $    11       $ 4,853
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                          1,563           186             3         1,746
     Obligations of states, municipalities and
     political subdivisions                                 239            18          --             257
     Debt securities issued by foreign governments          634            41             3           672
     All other corporate bonds                           13,025           532            57        13,500
     Other debt securities                                2,709           106            38         2,777
     Redeemable preferred stock                              86             3             1            88
---------------------------------------------------------------------------------------------------------
         Total Available For Sale                       $22,973       $ 1,033       $   113       $23,893
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
DECEMBER 31, 1997                                                         GROSS         GROSS
($ in millions)                                          AMORTIZED      UNREALIZED    UNREALIZED         FAIR
                                                           COST           GAINS         LOSSES          VALUE
--------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 3,842        $   124        $     2        $ 3,964
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,580            149              1          1,728
     Obligations of states, municipalities and
     political subdivisions                                    78              8           --               86
     Debt securities issued by foreign governments            622             31              4            649
     All other corporate bonds                             11,787            459             17         12,229
     Other debt securities                                  2,761             88              7          2,842
     Redeemable preferred stock                                12              1           --               13
--------------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $20,682        $   860        $    31        $21,511
--------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The amortized cost and fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-----------------------------------------------------------------
($ in millions)                           AMORTIZED        FAIR
                                            COST          VALUE
-----------------------------------------------------------------
MATURITY:
     Due in one year or less              $ 1,296        $ 1,305
     Due after 1 year through 5 years       6,253          6,412
     Due after 5 years through 10 years     5,096          5,310
     Due after 10 years                     5,611          6,013
-----------------------------------------------------------------
                                           18,256         19,040
-----------------------------------------------------------------
     Mortgage-backed securities             4,717          4,853
-----------------------------------------------------------------
         Total Maturity                   $22,973        $23,893
-----------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class
(PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 1998 and 1997, the Company held CMOs classified as available for sale with a fair value of $3.4 billion and $2.1 billion, respectively. Approximately 54% and 72%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1998 and 1997. In addition, the Company held $1.4 billion and $1.9 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1998 and 1997, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Equity Securities

     The cost and fair values of investments in equity securities were as follows:

------------------------------------------------------------------------------------------------
        EQUITY SECURITIES:                       GROSS UNREALIZED     GROSS UNREALIZED      FAIR
        ($ in millions)                  COST         GAINS               LOSSES           VALUE
------------------------------------------------------------------------------------------------
DECEMBER 31, 1998
     Common stocks                       $129         $ 44                $  3              $170
     Non-redeemable preferred stocks      345           10                   7               348
------------------------------------------------------------------------------------------------
         Total Equity Securities         $474         $ 54                $ 10              $518
------------------------------------------------------------------------------------------------

DECEMBER 31, 1997
     Common stocks                       $179         $ 34                $ 11              $202
     Non-redeemable preferred stocks      301           13                   4               310
------------------------------------------------------------------------------------------------
         Total Equity Securities         $480         $ 47                $ 15              $512
------------------------------------------------------------------------------------------------

     Proceeds from sales of equity securities were $212 million, $341 million and $479 million in 1998, 1997 and 1996, respectively. Gross gains of $30 million, $53 million and $64 million and gross losses of $24 million, $62 million and $11 million in 1998, 1997 and 1996, respectively, were realized on those sales.

     Mortgage Loans and Real Estate Held For Sale

     At December 31, 1998 and 1997, the Company's mortgage loan and real estate held for sale portfolios consisted of the following ($ in millions):

------------------------------------------------------------------------------------
                                                                  1998          1997
------------------------------------------------------------------------------------
Current Mortgage Loans                                          $2,370        $2,866
Underperforming Mortgage Loans                                     236             3
------------------------------------------------------------------------------------
     Total Mortgage Loans                                        2,606         2,869
------------------------------------------------------------------------------------

Real Estate Held For Sale - Foreclosed                             112           117
Real Estate Held For Sale - Investment                              31            17
------------------------------------------------------------------------------------
     Total Real Estate                                             143           134
------------------------------------------------------------------------------------

     Total Mortgage Loans and Real Estate Held for Sale         $2,749        $3,003
====================================================================================

Underperforming mortgage loans include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Aggregate annual maturities on mortgage loans at December 31, 1998 are as follows:


-----------------------------------------------------------------------
YEAR ENDING DECEMBER 31,
($ in millions)
-----------------------------------------------------------------------
Past Maturity                                                    $  186
  1999                                                              188
  2000                                                              196
  2001                                                              260
  2002                                                              118
  2003                                                              206
Thereafter                                                        1,452
-----------------------------------------------------------------------
Total                                                            $2,606
=======================================================================

     Joint Venture

     In October 1997, the Company and Tishman Speyer Properties (Tishman), a worldwide real estate owner, developer and manager, formed a real estate joint venture with an initial equity commitment of $792 million. The Company and certain of its affiliates originally committed $420 million in real estate equity and $100 million in cash while Tishman originally committed $272 million in properties and cash. Both companies are serving as general partners for the venture and Tishman is primarily responsible for the venture's real estate acquisition and development efforts. The Company's carrying value of this investment was $252.4 million and $204.8 million at December 31, 1998 and 1997, respectively.

     Trading Securities

     Trading securities of the Company are held in a subsidiary that is a broker/dealer, Tribeca Investments L.L.C.

($ in millions)
-------------------------------------------------------------------------------------
TRADING SECURITIES OWNED                                          1998          1997
                                                                 ------        ------

Convertible bond arbitrage                                       $  754        $  370
Merger arbitrage                                                    427           352
Other                                                                 5            78
-------------------------------------------------------------------------------------
     Total                                                       $1,186        $  800
-------------------------------------------------------------------------------------

TRADING SECURITIES SOLD NOT YET PURCHASED

Convertible bond arbitrage                                       $  521        $  249
Merger arbitrage                                                    352           213
-------------------------------------------------------------------------------------
     Total                                                       $  873        $  462
-------------------------------------------------------------------------------------

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Concentrations

     At December 31, 1998 and 1997, the Company had no concentration of credit risk in a single investee exceeding 10% of consolidated shareholder's equity.

     The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 9.

     Included in fixed maturities are below investment grade assets totaling $2.1 billion and $1.4 billion at December 31, 1998 and 1997, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade.

     The Company had concentrations of investments, primarily fixed maturities, in the following industries:

        -----------------------------------------------------------------------
        ($ in millions)                                   1998          1997
        -----------------------------------------------------------------------
        Banking                                          $2,131        $2,215
        Electric Utilities                                1,513         1,377
        Finance                                           1,346         1,556
        Asset-Backed Credit Cards                         1,013           778
        -----------------------------------------------------------------------

     Below investment grade assets included in the preceding table were not significant.

     At December 31, 1998 and 1997, concentrations of mortgage loans of $751 million and $794 million, respectively, were for properties located in highly populated areas in the state of California.

     Other mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state.

     Significant concentrations of mortgage loans by property type at December 31, 1998 and 1997 were as follows:

        ------------------------------------------------------------------------
        ($ in millions)                                    1998          1997
        ------------------------------------------------------------------------
        Office                                            $1,185        $1,382
        Agricultural                                         887           771

        ------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     Non-Income Producing Investments

     Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

     Restructured Investments

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 1998 and 1997. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 1998 and in 1997. Interest on these assets, included in net investment income was insignificant in 1998 and 1997.


14.  DEPOSIT FUNDS AND RESERVES

     At December 31, 1998, the Company had $25.7 billion of life and annuity deposit funds and reserves. Of that total, $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $11.9 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.1 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $4.4 billion of liabilities are surrenderable without charge. More than 14.2% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:

        --------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                          1998           1997          1996
                                                                                 ----           ----          ----
        ($ in millions)
        --------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                     $902          $839          $633
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized gains                                                   (149)         (199)          (65)
                 Deferred federal income taxes                                      39            10            58
                 Amortization of deferred policy acquisition costs and
                 value of insurance in force                                       311           293           281
                 Additions to deferred policy acquisition costs                   (566)         (471)         (350)
                 Investment income accrued                                         (55)           14             2
                 Premium balances receivable                                         7             3            (6)
                 Insurance reserves and accrued expenses                           335           131            (1)
                 Other                                                              51           206           255
        --------------------------------------------------------------------------------------------------------------
                 Net cash provided by operating activities                         875           826           807
                 Net cash used in discontinued operations                            -             -          (350)
                 Net cash provided by operations                                  $875          $826          $457
        --------------------------------------------------------------------------------------------------------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the transfer of Citigroup common stock to Citigroup preferred stock valued at $987 million in 1998 and the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17. OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

The TRAVELERS LIFE AND ANNUITY business segment consolidates primarily the business of Travelers Insurance Company and The Travelers Life and Annuity Company. The Travelers Life and Annuity business segment offers fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance to individuals and small businesses. It also provides group pension products, including guaranteed investment contracts and group annuities for employer-sponsored retirement and savings plans.

The PRIMERICA LIFE business segment consolidates primarily the business of Primerica Life Insurance Company and National Benefit Life Insurance Company. The Primerica Life business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 80,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume.

BUSINESS SEGMENT INFORMATION:

-----------------------------------------------------------------------------------------------------------------
                                                          TRAVELERS LIFE AND   PRIMERICA LIFE
1998 ($ IN MILLIONS)                                            ANNUITY           INSURANCE          TOTAL
-----------------------------------------------------------------------------------------------------------------
Business Volume:
     Premiums                                                    $   683          $ 1,057          $ 1,740
     Deposits                                                      7,693             --              7,693
                                                                 -------          -------          -------
Total business volume                                            $ 8,376          $ 1,057          $ 9,433
Net investment income                                              1,965              220            2,185
Interest credited to contractholders                                 876               --              876
Amortization of deferred acquisition costs and value of
     insurance in force                                              115              196              311
Federal income taxes on Operating Income                             260              170              430
Operating Income (excludes realized gains or losses and
     the related FIT)                                            $   493          $   312          $   805
Segment Assets                                                   $49,646          $ 6,902          $56,548

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


-----------------------------------------------------------------------------------------------------------------
                                                          TRAVELERS LIFE AND   PRIMERICA LIFE
1997 ($ IN MILLIONS)                                            ANNUITY           INSURANCE       TOTAL
-----------------------------------------------------------------------------------------------------------------
Business Volume
     Premiums                                                   $   548         $ 1,035         $ 1,583
     Deposits                                                     5,276            --             5,276
                                                                -------         -------         -------
Total business volume                                           $ 5,824         $ 1,035         $ 6,859
Net investment income                                             1,836             201           2,037
Interest credited to contractholders                                829              --             829
Amortization of deferred acquisition costs and value of
     insurance in force                                              96             197             293
Federal income taxes on Operating Income                            221             153             374
Operating Income (excludes realized gains or losses and
     the related FIT)                                           $   427         $   283         $   710
Segment Assets                                                  $42,330         $ 7,110         $49,440
-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                           TRAVELERS LIFE AND  PRIMERICA LIFE
1996 ($ IN MILLIONS)                                            ANNUITY          INSURANCE       TOTAL
-----------------------------------------------------------------------------------------------------------------
Business Volume:
     Premiums                                                   $   357         $ 1,030         $ 1,387
     Deposits                                                     3,502            --             3,502
                                                                -------         -------         -------
Total business volume                                           $ 3,859         $ 1,030         $ 4,889
Net investment income                                             1,775             175           1,950
Interest credited to contractholders                                863              --             863
Amortization of deferred acquisition costs and value of
     insurance in force                                              83             198             281
Federal income taxes on Operating Income                            189             130             319
Operating Income (excludes realized gains or losses and
     the related FIT)                                           $   356         $   235         $   591
Segment Assets                                                  $37,564         $ 5,409         $42,973
-----------------------------------------------------------------------------------------------------------------

The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, deferred policy acquisition costs, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



BUSINESS SEGMENT RECONCILIATION:
($ in millions)

REVENUES                                    1998          1997          1996
-------------------------------------------------------------------------------
Total business volume                      $ 9,433      $ 6,859       $ 4,889
Net investment income                        2,185        2,037         1,950
Realized investment gains                      149          199            65
Other revenues                                 440          354           284
Elimination of deposits                     (7,693)      (5,276)       (3,502)
-------------------------------------------------------------------------------
      Total revenues                       $ 4,514      $ 4,173       $ 3,686
===============================================================================

OPERATING INCOME                                 1998         1997         1996
--------------------------------------------------------------------------------
Total operating income of business segments      $805        $710         $591
Realized investment gains net of tax               97         129           42
--------------------------------------------------------------------------------
      Income from continuing operations          $902        $839         $633
================================================================================

ASSETS                                           1998         1997         1996
--------------------------------------------------------------------------------
Total assets of business segments               $56,548     $49,440      $42,973
================================================================================

REVENUE BY PRODUCTS                             1998        1997         1996
--------------------------------------------------------------------------------
Deferred Annuities                             $ 4,198     $ 3,303      $ 2,635
Group and Payout Annuities                       5,326       3,737        2,194
Individual Life & Health Insurance               2,270       2,102        1,956
Other (a)                                          413         307          403
Elimination of deposits                         (7,693)     (5,276)      (3,502)
--------------------------------------------------------------------------------
      Total Revenue                            $ 4,514     $ 4,173      $ 3,686
================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off business.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                   GOLD TRACK
                                GOLD TRACK SELECT



                       STATEMENT OF ADDITIONAL INFORMATION

                   SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES





                         Group Variable Annuity Contract
                                    issued by





                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183


















L-12549S                                                              May, 1999

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are incorporated into the Statement of Additional Information by reference. The financial statements of the Registrant include:

                     Statement of Assets and Liabilities as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statement of Changes in Net Assets for the year ended
                           December 31, 1998 and 1997
                     Statement of Investments as of December 31, 1998 Notes to
                            Financial Statements

            The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:

                     Consolidated Statements of Income for the years ended
                           December 31, 1998, 1997 and 1996
                     Consolidated Balance Sheets as of December 31, 1998 and
                           1997
                     Consolidated Statements of Changes in Retained Earnings and
                           Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 1998, 1997 and 1996
                     Consolidated Statements of Cash Flows for the years ended
                           December 31, 1998, 1997 and 1996 Notes to
                        Consolidated Financial Statements


(b)         Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration statement on Form N-4, filed January 11, 1996.)

2.          Exempt.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed May 23, 1997.) (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

4.          Variable Annuity Contract(s).  (Incorporated herein by reference to
            Exhibit 4 to the Registration Statement on Form N-4, filed
            August 27, 1996.)

5.          None.

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.          None.
8.          None.

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 30, 1997.)

10.         Consent of KPMG LLP, Independent Certified Public Accountants.

11.         Not Applicable.

12.         None

13. Schedule for computation of each performance quotation - Standardized and Non-Standardized. (Incorporated herein be reference to Exhibit No. 13 to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 30, 1997.)

15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Michael A. Carpenter, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed January 11, 1996.)

15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Ian R. Stuart, and Katherine M. Sullivan. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4, filed August 27, 1996.)

15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Ian R. Stuart. (Incorporated herein by reference to Exhibit No. 15(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 30, 1997.)

15(e). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for J. Eric Daniels and Jay S. Benet.


Item 25.  Directors and Officers of the Depositor

Michael A. Carpenter**                    Director, Chairman of the Board
J. Eric Daniels*                          President and Chief Executive Officer
Jay S. Benet*                             Director, Senior Vice President
                                          Chief Financial Officer, Chief
                                          Accounting Officer and Controller
George C. Kokulis*                        Director and Senior Vice President
Robert I. Lipp*                           Director
Katherine M. Sullivan*                    Director and Senior Vice President
                                          and General Counsel
Marc P. Weill**                           Director and Senior Vice President

Stuart Baritz***                          Senior Vice President
Jay S. Fishman*                           Senior Vice President
Elizabeth C. Georgakopoulos*              Senior Vice President
Barry Jacobson*                           Senior Vice President
Russell H. Johnson*                       Senior Vice President
Warren H. May*                            Senior Vice President
Christine M. Modie*                       Senior Vice President
Kathleen Preston*                         Senior Vice President
David A. Tyson*                           Senior Vice President
F. Denney Voss*                           Senior Vice President
Ambrose J. Murphy*                        Deputy General Counsel
Virginia M. Meany*                        Vice President
Selig Ehrlich*                            Vice President and Actuary
Donald R. Munson, Jr.*                    Second Vice President
Anthony Cocolla                           Second Vice President
Scott R. Hansen                           Second Vice President
Ernest J. Wright*                         Vice President and Secretary
Kathleen A. McGah*                        Assistant Secretary and Counsel


Principal Business Address:
*    The Travelers Insurance Company           **       Citigroup Inc.
     One Tower Square                                   388 Greenwich Street
     Hartford, CT  06183                                New York, N.Y. 10013

***  Travelers Portfolio Group
     1345 Avenue of the Americas
     New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

            Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-27689, filed April 16, 1999.



Item 27.  Number of Contract Owners

As of March 31, 1999, 22,244 contract owners held qualified and non-qualified contracts offered through the Registrant.



Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or
(3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 29.  Principal Underwriter

(a)   CFBDS, Inc.
      21 Milk Street
      Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following:

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income

Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S.

Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c) Not Applicable.



Item 30.  Location of Accounts and Records

            The Travelers Insurance Company
            One Tower Square
            Hartford, Connecticut  06183



Item 31.  Management Services

            Not applicable.

Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on 23rd day of April 1999.


            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                           By: *JAY S. BENET
                               -------------------------------------------------
                                  Jay S. Benet
                                  Senior Vice President, Chief Financial Officer Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of April 1999.


*MICHAEL A. CARPENTER                       Director and Chairman of the Board
---------------------------------
    (Michael A. Carpenter)

*J. ERIC DANIELS                            Director, President and Chief Executive Officer
---------------------------------
    (J. Eric Daniels)

*JAY S. BENET                               Director, Senior Vice President, Chief
---------------------------------           Financial Officer, Chief Accounting Officer
    (Jay S. Benet)                          and Controller


*GEORGE C. KOKULIS                          Director
---------------------------------
    (George C. Kokulis

*ROBERT I. LIPP                             Director
---------------------------------
    (Robert I. Lipp)

*KATHERINE M. SULLIVAN                      Director, Senior Vice President and
---------------------------------           General Counsel
    (Katherine M. Sullivan)

*MARC P. WEILL                              Director
---------------------------------
    (Marc P. Weill)




*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.       Description                                                                Method of Filing
---       -----------                                                                ----------------

10.       Consent of KPMG LLP, Independent Certified                                 Electronically
          Public Accountants.

15(d).    Powers of Attorney authorizing Ernest J. Wright or Kathleen A.             Electronically
          McGah as signatory for J. Eric Daniels and Jay S. Benet.